                                     SoGen
                            International Fund, Inc.
                      ----------------------------------



                                     [ART]




                      ----------------------------------
                               Semi-Annual Report
                               September 30, 1996

                        SoGen International Fund, Inc.

                            THE PRESIDENT'S LETTER

Dear Shareholder:

  Over the past fifteen years (September 30, 1981 to September 30, 1996), the value of an investment in your Fund increased at a compounded average annual rate of 16.3%. Over the past ten and five years, the rates were 12.6% and 13.0%, respectively. Over the past twelve months, the rate was 12.1%.*

  As you know, in its February 5, 1996 cover issue on mutual funds, Business Week awarded your Fund the highest rating for risk-adjusted performance over the past five years.

  As of September 30, 1996 your Fund's net assets, on an economic basis, were invested as follows:

       U.S. stocks(/1/)                   21.9%
       Foreign stocks(/1/)                33.7
       U.S. dollar bonds                  11.0
       Foreign currency bonds              4.7
       Gold-related securities             6.7
       U.S. dollar cash and equiva-
         lents(/2/)                       22.0
                                         -----
                                         100.0%
                                         =====

-----------
(/1/)Includes convertible bonds with moderate premia.
(/2/)Includes floating rate securities.

  The ten largest equity holdings were Freeport McMoRan Copper and Gold, Gold and Silver Denominated Preferreds (gold and silver-related securities); Bank for International Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets); Buderus AG (German heating products company); Fuji Photo Film Co., Ltd. (Japanese film and imaging company); CDL Hotels International Ltd. (Hong Kong listed Pacific Rim hotel chain); Randstad Holdings NV (Dutch temporary employment company); Compagnie Generale des Eaux (French water distribution, telecommunications and real estate company); Lonrho plc (British conglomerate, with interests in Africa); Ito-Yokado Co., Ltd. (Japanese retailer); and Carter Holt Harvey Limited (New Zealand forest products and paper company).

  In our opinion, equity valuations are stretched, particularly in the U.S. Markets may well work their way higher: who knows how high is high? We certainly did not in the late 1980's, when we thought Japanese equities overvalued and sold our stocks much before the peak of the Tokyo market. However, caution--a word admittedly often used in this letter over the past eighteen years--seems appropriate.

  Still, there are hundreds of securities we can choose from throughout the world, and my associates and I continue to look for the genuine bargains among them.

  After seventeen years with our investment advisory firm, Howard Chin decided to retire. We shall miss Howard and his knowledge of the mutual fund industry.

                                                Sincerely yours,

                                                /s/ Jean-Marie Eveillard

                                                Jean-Marie Eveillard
                                                President
October 22, 1996
----------------------
*These figures assume the immediate reinvestment of all dividends and distributions and do not include the deduction of the Fund's sales load (see the "Investment Results" section of this report for further information).

                        SoGen International Fund, Inc.

                              INVESTMENT RESULTS
                                  (UNAUDITED)

                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $1,000
     with reinvestment of income dividends and capital gains distributions
     ---------------------------------------------------------------------

        This chart illustrates the cumulative total return of an initial $1,000 investment in the Fund from September 30, 1986 to September 30, 1996. The Fund's results shown below should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.
                                                                $3,147
                                                       Total value of investment
                                                          September 30, 1996

        Initial net asset value is the amount received by the Fund after deducting the maximum sales commission of 3.75%. No adjustment has been made for any income taxes payable by shareholders. The results reflect the deduction of all fees and expenses.

        The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their initial cost. The performance information shown represents past performance and is not an indication of the Fund's future performance.

                             [GRAPH APPEARS HERE]

Cost of investment
September 30, 1986

$1,000

Initial net asset value, $963.


           Initial Inv. &\rCum. Dist.  Total\rValue
9/30/86                           963           963
9/30/87                         1,333         1,333
9/30/88                         1,253         1,201
9/30/89                         1,478         1,357
9/30/90                         1,483         1,318
9/30/91                         1,707         1,462
9/30/92                         1,926         1,581
9/30/93                         2,278         1,816
9/30/94                         2,573         2,015
9/30/95                         2,808         2,199
9/30/95                         3,147         2,406

                       [_]Value of shares acquired through reinvestment
                          of dividends from income, $740.

                       [_]Value of shares initially acquired $1,526, plus shares
                          accepted as capital gains distributions, $881.


            Average Annual Rates of Return as of September 30, 1996 after giving effect to the maximum sales commission of 3.75%
         ------------------------------------------------------------
                        1 Year     5 Years     10 Years
                        ------     -------     --------

                        7.85%      12.14%       12.15%

                         SoGen International Fund, Inc.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  Over the past twelve months ended September 30, 1996, the U.S. stock market continued to rise in an environment characterized by sustained economic growth, low inflation, declining interest rates, as well as strong demand for equities. The Fund's U.S. holdings represent 22% of net assets compared to almost 24% a year ago. European equities substantially underperformed the U.S. market in 1995, but most stock markets have staged a significant rebound since the beginning of 1996 as growing evidence of a recovery in key European economies, falling interest rates and low inflation provided a positive background for stocks. The Japanese market also rose as the local economy strengthened and the value of the yen continued to decline. Other Asian markets were mixed over the past year, with a positive performance in countries such as Hong Kong, but significant weakness in export-oriented economies such as South Korea. The Fund's foreign stock holdings represent approximately 34% of net assets, basically unchanged from a year ago. U.S. dollar bonds account for 11% of net assets compared to 13% a year ago. These holdings include high-yielding Brady bonds which were strong performers over the past twelve months. Investments in foreign currency bonds remains stable at about 5% of net assets. Gold-related securities have been weak over the past few months and account for less than 7% of net assets. Cash and equivalents have increased, representing 22% of net assets compared to 20% a year ago. During the period, the U.S. dollar has strengthened significantly against the Japanese yen and, to a lesser extent, major European currencies. The performance of the dollar had a limited impact on the value of the Fund's net assets, since foreign currency exposure was partially hedged throughout the period.

                        SoGen International Fund, Inc.

                             SUMMARY OF FUND DATA

  The table below covers the period from April 28, 1970 to September 30, 1996. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today. The amounts shown in the capital gains distribution and income dividend columns were paid to shareholders during the period ended with the date shown in the first column.

                                                                                         NET ASSET
                                                                                         VALUE OF
                                                                                        INVESTMENT
                                                                                           WITH
                                                                                         DIVIDENDS
                                                    NET ASSET    CAPITAL    INVESTMENT      AND
                           NUMBER                     VALUE       GAINS       INCOME   DISTRIBUTIONS
                          OF SHARES    TOTAL NET       PER    DISTRIBUTIONS DIVIDENDS   REINVESTED
FISCAL YEAR ENDED        OUTSTANDING     ASSETS       SHARE    PER SHARE**  PER SHARE  (CUMULATIVE)*
-----------------        ----------- -------------- --------- ------------- ---------- -------------
April 28, 1970
  (inception)                 10,000 $      100,000  $10.00        --           --        $ 10.00
March 31, 1971               487,721      5,935,531   12.17        --           --          12.17
March 31, 1972               715,975     10,504,894   14.67      $0.08        $0.235        15.05
March 31, 1973             1,141,546     14,809,773   12.97       0.40         0.14         13.79
March 31, 1974             1,226,505     13,217,479   10.78       0.20         0.14         11.80
March 31, 1975             1,302,167     13,552,220   10.41       0.19         0.19         11.82
March 31, 1976             1,457,267     16,747,378   11.49        --          0.345        13.47
March 31, 1977             1,542,201     16,574,391   10.75        --          0.375        13.04
March 31, 1978             1,719,756     18,940,375   11.01        --          0.38         13.82
March 31, 1979             1,595,800     19,803,738   12.41        --          0.345        16.04
March 31, 1980             1,294,021     17,258,197   13.34        --          0.375        17.76
March 31, 1981             1,340,785     22,187,719   16.55       1.28         0.73         25.36
March 31, 1982             1,856,726     25,366,017   13.66       2.45(a)      0.96         26.25
March 31, 1983             2,277,925     38,844,958   17.05       0.97(b)      1.155        38.74
March 31, 1984             2,607,881     43,146,584   16.54       1.76(c)      0.85         43.58
March 31, 1985             2,877,896     44,333,767   15.40       2.03(d)      0.76         49.10
March 31, 1986             2,987,678     57,042,647   19.09       1.15(e)      0.63         68.50
March 31, 1987             4,447,873     95,513,216   21.47       2.22(f)      0.60         89.84
March 31, 1988             5,722,925     96,776,399   16.91       3.33(g)      0.84         89.21
March 31, 1989             7,255,176    125,580,646   17.31       0.77(h)      0.80         99.86
March 31, 1990             9,927,865    175,864,164   17.71       1.01(i)      0.71        112.02
March 31, 1991            13,715,146    240,094,213   17.51       0.47(j)      0.71        118.77
March 31, 1992            19,262,647    355,108,081   18.44       0.37(k)      0.84        133.65
March 31, 1993            32,324,936    650,301,743   20.12       0.34(l)      0.64        153.52
March 31, 1994            76,391,671  1,781,407,648   23.32       0.23(m)      0.47        183.45
March 31, 1995            82,820,291  1,921,661,064   23.20       0.56(n)      0.15        188.27
March 31, 1996           116,277,335  3,033,468,150   26.09       0.73(o)      0.81        225.12
September 30, 1996 (six
  months)+               128,383,442  3,465,399,400   26.99        --           --         232.89

----------------------
 * The calculation is based on an assumed investment in one share with income dividends and capital gains distributions reinvested in additional shares. (No adjustment has been made for any income taxes payable by shareholders on such dividends and distributions.)

** For the years which are alphabetically annotated, the capital gains include net short-term capital gains in the amounts of: (a) $1.47, (b) $0.225, (c) $0.92, (d) $1.20, (e) $0.35, (f) $0.20, (g) $0.57, (h) $0.13, (i) $0.23,
   (j) $0.08, (k) $0.14, (l) $0.07, (m) $0.05, (n) $0.17 and (o) $0.11 per
   share.

+ Unaudited.

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--
               U.S.
               GOLD RELATED (2.30%)
       628,500 Freeport McMoRan Copper & Gold
                Inc., Preferred Series "C' (e).   $   21,850,338 $   20,190,563
       514,500 Freeport McMoRan Copper & Gold
                Inc., Preferred Series "B' (e).       18,924,444     17,171,437
       440,050 Freeport McMoRan Copper & Gold
                Inc., Preferred Series "D' (e).        9,230,056      9,241,050
       175,144 Newmont Mining Corporation......        6,382,248      8,275,554
       240,000 The Pioneer Group, Inc..........        6,393,181      6,300,000
         4,562 Case Pomeroy & Co., Inc. Class
                "A'............................        4,389,270      5,627,227
       250,000 Handy & Harman..................        3,979,276      4,468,750
       300,000 Homestake Mining Company........        5,748,184      4,387,500
       235,000 Santa Fe Pacific Gold
                Corporation....................        3,727,484      2,937,500
       175,000 Amax Gold, Inc. (a).............        1,243,694        984,375
                                                  -------------- --------------
                                                      81,868,175     79,583,956
                                                  -------------- --------------
               METALS AND MINERALS (0.51%)
       215,000 Reynolds Metals Company.........       10,587,220     10,991,875
        90,000 Asarco Incorporated.............        2,148,000      2,396,250
        70,000 Alumax, Inc. (a)................        1,342,935      2,345,000
        85,000 Cyprus Amax Minerals Company....        1,858,699      1,827,500
                                                  -------------- --------------
                                                      15,936,854     17,560,625
                                                  -------------- --------------
               ENERGY (2.97%)
       725,000 Weatherford Enterra, Inc. (a)...       14,922,317     19,846,875
     2,585,000 San Juan Basin Royalty Trust
                (c)............................       16,277,260     16,156,250
       245,000 Burlington Resources, Inc.......        9,295,482     10,871,875
       215,000 Murphy Oil Corporation..........        9,618,487     10,373,750
       550,000 Rowan Companies, Inc. (a).......        4,186,651     10,243,750
       525,000 Santa Fe Energy Resources, Inc.
                (a)............................        5,032,901      7,481,250
       185,000 ENSCO International Incorporated
                (a)............................        3,013,001      6,012,500
       442,500 North European Oil Royalty Trust
                (c)............................        7,212,705      5,586,563
        80,000 Tosco Corporation...............        1,778,856      4,390,000
       103,955 Rochester and Pittsburgh Coal
                Company........................        4,145,068      3,313,566
        86,955 Patina Oil & Gas Corporation
                $1.78 Conv. Pfd. (a)...........        2,502,200      2,217,352
       124,089 Patina Oil & Gas Corporation
                (a)............................        2,545,421        868,623
        62,044 Patina Oil & Gas Corporation
                Warrants expire 5/01/2001 (a)..                0         62,044
       135,486 Noble Drilling Corporation......          565,248      2,049,226
       500,000 Kaneb Services, Inc. (a)........        1,600,368      1,625,000
        29,000 Penn Virginia Corporation.......        1,283,500      1,044,000
         3,253 The Home-Stake Royalty
                Corporation....................          487,950        471,685
         3,065 The Home-Stake Oil and Gas
                Company........................          337,150        321,825
                                                  -------------- --------------
                                                      84,804,565    102,936,134
                                                  -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--
                U.S.
                (continued)
               FOREST PRODUCTS (1.83%)
       585,000 Rayonier Inc. ..................   $   19,085,452 $   23,253,750
       600,000 Greif Bros. Corporation Class
                "A'............................       10,621,901     17,550,000
       200,000 Mead Corporation................       10,514,747     11,725,000
       365,000 Longview Fibre Company..........        6,120,073      5,748,750
        45,000 Georgia-Pacific Corporation.....        2,849,363      3,560,625
        54,000 Plum Creek Timber Company, L.P..          213,222      1,377,000
                                                  -------------- --------------
                                                      49,404,758     63,215,125
                                                  -------------- --------------
               AGRICULTURE (0.02%)
           497 J.G. Boswell Company (a)........          573,840        600,128
                                                  -------------- --------------
               CAPITAL GOODS (1.22%)
       118,715 Woodward Governor Company.......        9,663,017     11,159,210
       315,000 The Manitowoc Company, Inc......        5,758,291     10,119,375
       603,000 A.P. Green Industries (c).......        4,514,875      6,030,000
       494,500 Kaiser Ventures, Inc. (a).......        6,277,307      4,697,750
       174,200 Keystone International, Inc. ...        3,290,005      3,418,675
        85,000 Blount International, Inc. Class
                "A'............................        2,815,144      2,858,125
         4,005 Conbraco Industries, Inc. (a)...        1,179,450      1,722,150
        59,800 Tennant Company.................        1,490,794      1,375,400
       140,000 MFRI Inc. (a)...................          781,252        997,500
                                                  -------------- --------------
                                                      35,770,135     42,378,185
                                                  -------------- --------------
               AUTOMOTIVE (0.37%)
       235,000 Bandag, Inc. Class "A'..........       12,024,031     11,250,625
       200,000 Treadco, Inc. ..................        2,913,120      1,625,000
                                                  -------------- --------------
                                                      14,937,151     12,875,625
                                                  -------------- --------------
               BUILDING MATERIALS (0.20%)
       200,000 Calmat Co. .....................        3,747,673      3,700,000
        75,000 Deere & Company.................        1,085,028      3,150,000
                                                  -------------- --------------
                                                       4,832,701      6,850,000
                                                  -------------- --------------
               SPECIALTY CHEMICALS (0.97%)
     1,785,000 Lawter International Inc........       21,075,474     20,304,375
       560,000 LeaRonal, Inc. (c)..............        8,576,464     12,390,000
       125,000 American Pacific Corporation
                (a)............................        1,375,937        828,125
                                                  -------------- --------------
                                                      31,027,875     33,522,500
                                                  -------------- --------------
               TRANSPORTATION (0.85%)
       155,000 AMR Corporation (a).............       10,724,964     12,341,875
       142,500 Burlington Northern Santa Fe
                Corporation....................        4,539,348     12,023,437
        76,979 Heartland Express, Inc. (a).....          194,999      2,174,657
        25,000 Florida East Coast Industries,
                Inc............................        1,795,537      2,062,500
       112,500 Boyd Brothers Transportation,
                Inc. (a).......................        1,204,375        871,875
                                                  -------------- --------------
                                                      18,459,223     29,474,344
                                                  -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--
                U.S.
                (continued)
               ELECTRONICS (0.62%)
     1,125,000 Zero Corporation (c)............   $   16,447,678 $   21,375,000
                                                  -------------- --------------
               TECHNOLOGY (0.78%)
       250,000 Digital Equipment Corporation
                Series "A' 8 7/8% Pfd..........        5,617,138      6,156,250
       105,000 Digital Equipment Corporation
                (a)............................        3,745,300      3,753,750
       415,000 Symantec Corporation (a)........        4,978,624      4,513,125
       400,000 BEI Electronics Inc. (c)........        2,963,306      4,000,000
       215,000 American Mobile Satellite
                Corporation, Inc. (a)..........        5,375,625      3,117,500
        85,000 Broderbund Software, Inc. (a)...        2,432,188      2,465,000
       125,000 Aydin Corporation (a)...........        1,987,694      1,250,000
        35,000 Black Box Corporation (a).......          782,250      1,155,000
        84,315 Anacomp, Inc. (a)...............          854,510        695,599
           160 Anacomp, Inc. Warrants expire
                6/03/2001 (a)..................          567,925            460
                                                  -------------- --------------
                                                      29,304,560     27,106,684
                                                  -------------- --------------
               CONSUMER PRODUCTS (3.05%)
       500,000 Dole Food Company, Inc..........       12,019,600     21,000,000
     1,350,000 Furniture Brands International,
                Inc. (a).......................        8,869,041     19,743,750
       715,400 UniFirst Corporation............       10,046,126     13,234,900
       196,647 Allen Organ Company, Class "B'..        6,223,084      7,816,718
       365,000 Jostens, Inc....................        6,736,277      7,619,375
       285,000 Paragon Trade Brands, Inc. (a)..        4,315,942      6,661,875
       150,000 Polaroid Corporation............        4,494,953      6,600,000
       235,000 Adolph Coors Company, Class "B'.        4,254,703      5,155,312
       250,000 Sturm, Ruger & Company, Inc.....        2,964,035      4,906,250
       215,000 Baldwin Piano and Organ Company
                (a)(c).........................        2,233,875      3,413,125
       625,000 The Topps Company (a)...........        3,737,808      2,656,250
       215,000 A.T. Cross Company, Class "A'...        3,842,516      2,445,625
            16 Kohler Corp.....................        1,245,500      1,688,000
        75,000 Canandaigua Wine Co., Class "A'
                (a)............................        3,331,250      1,556,250
        25,000 St. John Knits, Inc.............          181,687      1,253,125
                                                  -------------- --------------
                                                      74,496,397    105,750,555
                                                  -------------- --------------
               DISTRIBUTION (1.22%)
       495,000 Wal-Mart Stores, Inc............       10,624,244     13,055,625
       415,000 Woolworth Corporation (a).......        6,125,275      8,559,375
       250,000 Smart & Final Inc...............        3,468,690      6,000,000
       550,000 Hancock Fabrics Inc. ...........        4,999,708      4,881,250
       270,000 Burlington Coat Factory
                Warehouse Corporation (a)......        3,615,004      2,970,000
       175,000 Lesco Inc. .....................        2,611,611      2,668,750
        47,696 Weyco Group Inc.................        1,457,019      1,889,954
        55,000 Staples, Inc. (a)...............          584,222      1,220,312
       145,000 Buttrey Food & Drug Stores
                Company (a)....................          989,375      1,087,500
                                                  -------------- --------------
                                                      34,475,148     42,332,766
                                                  -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--
                U.S.
                (continued)
               SERVICES (0.48%)
       355,000 Manpower, Inc...................   $   11,178,694 $   11,803,750
       300,000 Kinder Care Learning Center (a).        4,057,813      4,800,000
                                                  -------------- --------------
                                                      15,236,507     16,603,750
                                                  -------------- --------------
               MEDIA (1.34%)
       255,000 Pulitzer Publishing Company
                Class "A'......................        7,053,735     14,566,875
       300,000 G.C. Companies, Inc. (a)........        9,954,015     10,800,000
       139,641 Plenum Publishing Corporation...        4,635,350      4,852,525
       405,000 Hollinger International Inc.
                Class "A'......................        4,875,352      4,556,250
       158,564 Cowles Media Company, non
                voting.........................        3,631,585      3,904,639
       275,000 Golden Books Family
                Entertainment, Inc. (a)........        3,952,013      3,196,875
       264,600 Plasti-Line, Inc. (a)(c)........        2,392,338      2,447,550
        34,924 Mills Music Trust...............        1,055,337      1,527,925
       300,000 Integrity Incorporated, Class
                "A' (a)........................        1,901,415        600,000
                                                  -------------- --------------
                                                      39,451,140     46,452,639
                                                  -------------- --------------
               HEALTH CARE (0.44%)
       300,000 Johnson & Johnson, Inc..........        6,080,375     15,375,000
                                                  -------------- --------------
               FINANCIAL INSTITUTIONS (1.48%)
         3,349 Farmers & Merchants Bank of Long
                Beach..........................        6,404,335      6,245,885
       165,000 Zurich Reinsurance Centre
                Holdings, Inc..................        4,582,334      5,176,875
        85,000 JSB Financial, Inc..............        1,022,438      3,070,625
       100,000 Riggs National Corporation 10
                3/4% Non-Cum. Pfd., Series "B'.        2,545,000      2,862,500
       175,000 WesterFed Financial Corporation.        2,444,375      2,821,875
       189,964 Portsmouth Bank Shares, Inc.....        1,209,039      2,445,786
       140,000 HMN Financial, Inc. (a).........        1,779,375      2,240,000
        65,000 People's Savings Financial
                Corp...........................          613,183      1,852,500
        81,593 First Oak Brook Bancshares, Inc.
                Class "A'......................          740,205      1,795,046
       110,000 Standard Financial, Inc.........        1,201,250      1,787,500
       104,000 Texarkana First Financial Corp.
                (c)............................        1,350,854      1,482,000
        54,613 Metairie Bank & Trust Company...          936,932      1,460,898
        75,000 MFB Corp........................          881,875      1,387,500
        64,500 Westco Bancorp, Inc.............          523,249      1,386,750
        90,000 Logansport Financial Corp. (c)..        1,050,000      1,327,500
        85,000 QCF Bancorp, Inc. (a)...........          968,747      1,306,875
        85,000 East Texas Financial Services
                (c)............................          959,375      1,285,625
        81,450 Wood Bancorp, Inc. (c)..........          698,475      1,272,656
        75,000 Home Bancorp....................          948,125      1,214,062
        50,000 Leucadia National Corporation...        1,138,337      1,212,500
        43,967 FirstFed Bancorp Inc. (c).......          484,747      1,066,200
        88,000 Classic Bancshares, Inc. (c)....        1,016,000      1,034,000
        55,000 IBS Financial Corporation ......          496,875        818,125
        38,000 MBLA Financial Corporation......          486,500        807,500

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--
                U.S.
                (continued)
               FINANCIAL INSTITUTIONS
               (continued)
        75,000 Redwood Financial, Inc. (a)(c)..   $      682,813 $      750,000
        30,000 Workingmens Capital Holdings,
                Inc............................          148,750        641,250
        49,000 First Federal Financial Bancorp,
                Inc. (c).......................          534,000        539,000
        35,000 The Southern Banc Company, Inc..          431,172        459,375
        28,400 Rowan Bancorp, Inc..............          347,900        454,400
        18,600 OSB Financial Corp..............          419,263        437,100
        25,000 Catskill Financial Corporation
                (a)............................          262,500        300,000
        10,000 Liberty Savings Bank F.S.B. ....          120,000        143,750
                                                  -------------- --------------
                                                      37,428,023     51,085,658
                                                  -------------- --------------
               UTILITIES (0.51%)
       300,000 CalEnergy Company, Inc. (a).....        5,071,663      9,562,500
        49,000 CalEnergy Capital Trust $6.25
                Conv. Pfd. "TIDES'.............        2,450,000      2,964,500
       150,000 The Montana Power Company.......        3,425,069      3,206,250
        65,000 Idaho Power Company.............        1,604,025      2,039,375
                                                  -------------- --------------
                                                      12,550,757     17,772,625
                                                  -------------- --------------
               REAL ESTATE (2.34%)
       265,000 Catellus Development Corporation
                $3 5/8 Conv. Pfd. Series "B'
                (b)............................       11,584,106     14,508,750
       535,000 Catellus Development Corporation
                (a)............................        4,148,513      5,283,125
       295,000 Crescent Real Estate Equities,
                Inc............................        9,118,757     12,131,875
       355,280 J.C. Nichols Company (a)(c).....        2,833,358     10,480,760
       535,000 Castle & Cooke, Inc. (a)........        7,849,527      8,827,500
         4,913 Security Capital Group
                Incorporated (a)(b)(f).........        4,060,000      5,178,103
       442,688 Security Capital Atlantic
                Incorporated (b)(f)............        5,000,000      5,090,909
       151,546 Security Capital Pacific Trust..        1,941,858      3,201,409
       100,000 Security Capital Pacific Trust
                $1.75 Conv. Pfd. Series "A'....        2,269,000      2,612,500
        50,000 Security Capital Industrial
                Trust $1.75 Conv. Pfd. Series
                "B'............................        1,193,710      1,225,000
        80,000 St. Joe Paper Company...........        4,251,183      5,100,000
       248,325 Alico, Inc. ....................        4,826,528      5,028,581
       100,000 Price Enterprises, Inc..........        1,476,012      1,612,500
        43,147 Sonesta International Hotels
                Corporation....................          353,259        458,437
        31,818 Pacific Retail Trust (f)........          350,000        350,000
                                                  -------------- --------------
                                                      61,255,811     81,089,449
                                                  -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
               GOLD RELATED (3.87%)
         3,195 Bank for International
                Settlements (U.S. Tranche).....   $   16,412,877 $   29,555,024
         2,085 Bank for International
                Settlements (French Tranche)...       10,921,538     16,150,897
     2,750,000 Eltin Limited...................        6,457,118      5,222,250
       750,000 Newcrest Mining Limited.........        3,432,793      2,611,125
     2,280,000 Normandy Mining Limited.........        2,715,700      3,102,966
     1,298,450 Kidston Gold Mines Limited......        1,785,275      1,664,386
 1,000,000,000 Manila Mining Corporation "B'...          978,313        647,989
       360,000 Franco-Nevada Mining Corp. Ltd..        9,824,147     13,489,926
        90,000 Euro-Nevada Mining Corp. Ltd....          145,977      2,606,158
     1,000,000 Meridian Gold Inc. .............        1,817,983      2,275,480
     1,000,000 Royal Oak Mines Inc. (a)........        4,867,690      3,937,500
       145,000 Placer Dome Inc.................        2,527,496      3,425,625
       225,000 Cambior Inc.....................        3,174,107      3,088,413
       775,000 Pan American Silver Corp. (a)...        2,667,739      5,631,812
        49,000 Pan American Silver Corp.
                Warrants expire
                10/31/96 (a)(b)(f).............                0         68,337
       128,293 Anglo American Platinum
                Corporation Ltd. ADR...........          632,377        869,041
       100,000 Anglo American Platinum
                Corporation Ltd................          723,127        677,387
       435,000 Free State Consolidated Gold
                Mines Ltd. ADR.................        5,588,053      4,186,875
       315,000 Kloof Gold Mining Company Ltd.
                ADR............................        3,286,792      2,559,375
       285,000 Driefontein Consolidated Ltd.
                ADR............................        3,329,260      3,077,109
       420,000 Harmony Gold Mining Company Ltd.
                ADR............................        2,073,523      3,559,500
       200,000 Randfontein Estates Gold Mining
                Co. Witwatersrand Ltd. ADR.....        1,647,360      1,225,000
       121,255 JCI Ltd. ADR....................          588,774      1,171,286
        40,000 JCI Ltd.........................          224,889        386,386
        45,000 Durban Roodepoort Deep, Ltd. ADR
                (a)............................          437,000        388,589
       225,000 Durban Roodepoort Deep, Ltd
                (a)............................        2,133,412      1,942,945
       278,400 Loraine Gold Mines Ltd. ADR (a).          858,166        919,925
       110,000 Loraine Gold Mines Ltd. (a).....          370,371        363,476
       355,000 St. Helena Gold Mines Ltd. ADR..        3,118,169      2,174,375
        92,500 St. Helena Gold Mines Ltd.......          649,212        631,677
        94,838 Western Areas Gold Mining Co.
                Ltd. ADR.......................          796,859      1,505,553
        48,525 FIMALAC SA (a)..................        4,687,648      4,407,263
       335,000 Terra Mining AB (c).............        7,404,517      5,609,486
        71,000 Ashanti Goldfields Company
                Limited GDS....................        1,514,500      1,189,250
       841,235 Minas de Arcata S.A.............        1,045,019      1,239,574
       263,900 General Oriental Investments
                Limited........................        1,809,300      2,458,548
                                                  -------------- --------------
                                                     110,647,081    134,020,508
                                                  -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               UNITED KINGDOM (1.73%)
     8,550,000 Lonrho plc (17).................   $   16,675,588 $   22,825,112
     2,184,600 Antofagasta Holdings plc (17)...        7,202,272     12,313,935
     1,375,000 Blenheim Group plc (11).........        5,880,515      9,063,735
     3,125,000 McBride plc (9).................        8,929,551      7,388,383
     1,375,000 Royal Doulton plc (9)...........        5,251,945      6,135,783
       200,000 Scottish Television plc (11)....        1,311,364      2,273,469
                                                  -------------- --------------
                                                      45,251,235     60,000,417
                                                  -------------- --------------
               NORWAY (0.37%)
       865,000 Schibsted ASA (11)..............        9,817,034     12,645,226
                                                  -------------- --------------
               SWEDEN (0.89%)
       750,000 AssiDoman AB (4)................       16,280,386     18,158,984
       535,000 IRO AB (8)......................        5,641,561      6,295,115
       545,000 Bylock & Nordsjofrakt AB "B'
                (7)............................        5,129,313      5,590,629
        25,000 Investor AB (18)................          963,455        950,377
                                                  -------------- --------------
                                                      28,014,715     30,995,105
                                                  -------------- --------------
               FINLAND (0.25%)
       157,500 Vaisala Oy A (6)................        5,655,621      8,802,161
                                                  -------------- --------------
               DENMARK (0.64%)
       305,000 Carlsberg International A/S, "B'
                (9)............................       14,928,498     18,500,325
        18,000 Kobenhavns Lufthavne A/S (7)....          794,222      1,799,200
        30,000 Aarhus Oliefabrik A/S, "A' (3)..        1,138,768      1,512,148
         5,000 Aarhus Oliefabrik A/S, "B' (3)..          184,421        252,025
                                                  -------------- --------------
                                                      17,045,909     22,063,698
                                                  -------------- --------------
               GERMANY (3.25%)
        88,250 Buderus AG (8)..................       38,211,470     39,178,498
       605,000 Bayer AG (22)...................       11,620,241     22,106,036
       100,000 Bertelsmann AG D.R.C. (11)......       12,591,111     13,279,124
       142,500 Hornbach Holding AG Pfd. (10)...       10,708,723     10,260,336
        15,000 Axel Springer Verlag AG (11)....        5,291,362      8,852,749
        10,000 Degussa AG (22).................        2,526,412      3,644,710
       125,000 SKW Trostberg AG (5)............        2,915,234      3,532,903
        20,000 SAP AG Pfd. (6).................          382,996      3,357,487
        85,000 IVG Holding AG (21).............        2,819,925      2,895,669
        15,000 Deutsche Lufthansa AG Pfd. (7)..          759,338      2,121,709
         5,000 Sudzucker AG Pfd. (9)...........        1,557,378      1,802,682
         5,000 Sudzucker AG Pfd. Warrants
                (a)(9).........................          129,374        158,038
        13,269 Signalbau Huber AG (7)..........        2,035,499      1,479,216
                                                  -------------- --------------
                                                      91,549,063    112,669,157
                                                  -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               SWITZERLAND (1.70%)
        10,750 Schindler Holding AG PC (8).....   $    7,903,262 $   10,501,396
        11,500 Schindler Holding AG Warrants
                expire
                12/16/96 (a)(8)................                0          2,751
        18,500 Kuhne & Nagel International AG
                Bearer (7).....................       10,999,256      9,958,134
        22,500 Societe Generale d'Affichage SA
                D.R.C. (11)....................        6,015,333      9,886,364
        60,000 Safra Republic Holdings SA
                Bearer (13)....................        3,277,829      7,072,500
        31,500 Sika Finanz AG Bearer (5).......        7,210,809      6,958,134
         3,500 Lindt & Sprungli AG PC (9)......        3,143,266      5,805,423
        26,286 Swissair AG D.R.C. (a)(7).......        2,059,560      3,710,225
        12,500 Vetropack Holding AG PC (9).....        2,815,230      2,791,069
           425 Vetropack Holding AG Bearer (9).        1,005,988      1,101,475
        20,000 Pelikan Holdings AG Bearer
                (a)(9).........................        2,426,629      1,068,581
                                                  -------------- --------------
                                                      46,857,162     58,856,052
                                                  -------------- --------------
               AUSTRIA (0.33%)
        85,000 VAE AG (c)(7)...................        7,837,170      7,384,415
        75,000 Flughafen Wien AG (7)...........        3,242,934      3,956,935
                                                  -------------- --------------
                                                      11,080,104     11,341,350
                                                  -------------- --------------
               NETHERLANDS (2.11%)
       400,000 Randstad Holdings NV (20).......        6,183,967     31,573,408
       545,000 Philips Electronics NV ADR (19).       13,281,413     19,551,875
       275,000 Apothekers Cooperatie OPG U.A.
                (12)...........................        6,668,922      6,560,253
       280,000 Holdingmaatschappij de Telegraaf
                NV (11)........................        2,119,582      6,122,902
       155,000 Content Beheer NV (20)..........        1,984,733      5,782,027
       225,000 German City Estates NV (c)(21)..        3,713,179      3,565,164
                                                  -------------- --------------
                                                      33,951,796     73,155,629
                                                  -------------- --------------
               BELGIUM (0.22%)
        55,000 Deceuninck Plastics Industries
                SA (5).........................        6,197,738      7,664,559
                                                  -------------- --------------
               FRANCE (4.69%)
       200,000 Legrand ADP (8).................       13,631,730     20,914,830
       185,000 Compagnie Generale des Eaux
                (15)...........................       19,209,849     20,098,571
       205,000 Elf Aquitaine (2)...............       15,440,202     16,034,606
        17,803 Societe Sucriere de Pithiviers-
                le-Vieil (3)...................        5,910,020     11,790,979
        63,814 Promodes C.I. (10)..............        3,132,266     11,307,527
         5,000 Promodes (10)...................          898,358      1,355,591
       145,000 Gaumont SA (11).................        7,369,183     10,052,674
       150,000 Eramet (1)......................       10,008,940      8,949,804
        63,414 Groupe NSC (c)(8)...............       11,650,058      8,277,051
        17,500 Eurafrance (18).................        6,841,118      6,954,181
       152,214 Emin Leydier (c)(4).............        7,741,182     10,375,949
        40,934 Sabeton SA (c)(18)..............        5,675,407      6,143,509
        71,342 La Brosse et Dupont (c)(9)......        3,799,228      5,250,002
        71,490 Crometal (8)....................        4,861,181      4,499,448

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               FRANCE (continued)
        20,000 Elf Gabon (2)...................   $    2,971,712 $    4,454,084
         8,500 Taittinger (9)..................        3,069,472      2,549,770
         7,659 Taittinger C.I. (9).............        1,912,326      1,523,257
        37,235 Conflandey (1)..................        1,782,366      1,874,080
        10,479 Robertet SA (9).................          781,686      1,623,456
        36,500 C.E.E. (Continentale
                d'Equipements Electriques)
                (a)(c)(8)......................        4,590,041      1,484,372
       100,000 Credit Foncier de France
                (a)(13)........................        1,409,103      1,336,225
        12,800 Radiall (19)....................          316,568      1,212,131
         5,112 Robertet SA C.I. (9)............          527,638      1,139,454
         6,348 Societe Francaise de Papiers
                Peints (9).....................          891,641      1,124,834
         5,500 Marie Brizard et Roger
                International, SA (9)..........        1,406,777      1,042,740
        31,235 SAGA (a)(7).....................        2,790,145        544,396
        18,719 Precia SA (8)...................        1,026,960        519,469
                                                  -------------- --------------
                                                     139,645,157    162,432,990
                                                  -------------- --------------
               ITALY (1.06%)
    30,000,000 Montedison SpA Non Convertible
                Savings (a)(17)................       15,610,201     18,100,706
     1,375,000 Istituto Finanziario Industriale
                SpA
                Privileged Shares (18).........       13,333,729     10,968,260
     1,050,000 Arnoldo Mondadori Editore SpA
                (11)...........................        7,504,407      7,617,463
                                                  -------------- --------------
                                                      36,448,337     36,686,429
                                                  -------------- --------------
               SPAIN AND PORTUGAL (0.39%)
       495,000 Espirito Santo Financial
                Holdings SA ADR (13)...........        5,989,295      6,125,625
        60,000 Corporacion Financiera Alba SA
                (18)...........................        4,212,472      4,997,276
        65,000 Companhia de Celulose do Caima
                (4)............................        1,182,050      1,246,776
       320,422 Omsa Alimentacion SA (9)........        1,466,524      1,152,292
                                                  -------------- --------------
                                                      12,850,341     13,521,969
                                                  -------------- --------------
               GREECE (0.12%)
        40,340 Titan Cement Co. (5)............        1,189,703      2,228,081
         8,310 Titan Cement Co. Pfd. (5).......          200,500        301,962
       343,930 H. Benrubi & Fils SA (9)........        2,021,286      1,285,453
       141,160 H. Benrubi & Fils SA Pfd. (9)...          672,670        354,659
                                                  -------------- --------------
                                                       4,084,159      4,170,155
                                                  -------------- --------------
               COMMONWEALTH OF INDEPENDENT
               STATES AND  EASTERN EUROPE
               (0.11%)
       556,624 Firebird Fund L.P.
                (a)(b)(f)(23)..................        1,000,000      2,042,532
        50,000 LUKoil ADR (a)(2)...............        1,351,875      1,850,000
                                                  -------------- --------------
                                                       2,351,875      3,892,532
                                                  -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               TURKEY (0.09%)
   100,000,000 Sabah Yayincilik A.S. (11)......    $   2,327,839  $   1,520,004
   132,199,360 Medya Holding A.S. (11).........        8,039,311      1,507,077
                                                   -------------  -------------
                                                      10,367,150      3,027,081
                                                   -------------  -------------
               ISRAEL (0.10%)
     1,299,705 The Israel Land Development
                Company Ltd. (17)..............        5,616,066      3,605,335
                                                   -------------  -------------
               JAPAN (5.97%)
     1,175,000 Fuji Photo Film Co., Ltd. (9)...       29,580,779     35,770,733
       415,000 Ito-Yokado Co., Ltd. (10).......       20,627,080     23,590,768
     1,500,000 The Tokio Marine & Fire
                Insurance Co., Ltd. (13).......       17,617,552     17,780,971
     2,425,000 The Dai-Tokyo Fire & Marine
                Insurance Co., Ltd. (13).......       16,475,707     16,746,666
        85,000 Toho Co., Ltd. (11).............       13,002,195     14,121,503
       625,000 Shimano Inc. (9)................       13,077,832     11,618,248
     1,165,000 Nisshinbo Industries Inc. (9)...       11,563,301     10,671,277
     1,000,000 Hitachi Ltd. (6)................        7,919,117      9,698,711
     1,000,000 Nittetsu Mining Co., Ltd. (1)...        8,994,790      9,429,303
     1,000,000 Aida Engineering, Ltd. (8)......        7,536,682      7,615,284
     1,000,000 The Nichido Fire & Marine
                Insurance Co., Ltd. (13).......        7,962,726      7,022,585
     1,605,000 Hanshin Electric Railway Co.,
                Ltd. (a)(7)....................        7,069,099      6,788,694
       165,000 Tsutsumi Jewelry Co., Ltd. (10).        8,417,467      6,445,602
       150,000 Asatsu Inc. (11)................        5,879,759      5,926,990
     1,175,000 Iino Kaiun Kaisha, Ltd. (a)(7)..        6,952,080      5,381,438
       225,000 Chofu Seisakusho Co., Ltd. (9)..        5,133,863      5,314,086
       800,000 The Koa Fire & Marine Insurance
                Co., Ltd. (13).................        5,110,243      5,036,146
       725,000 The Dowa Fire & Marine Insurance
                Co., Ltd. (13).................        4,043,221      3,737,147
       250,000 Japan Airport Terminal Co., Ltd.
                (7)............................        2,899,405      3,569,665
        27,500 Fast Retailing Co., Ltd. (10)...        1,317,123        765,570
                                                   -------------  -------------
                                                     201,180,021    207,031,387
                                                   -------------  -------------
               SOUTH KOREA (0.54%)
       141,600 LG Industrial Systems (8).......        4,701,318      3,440,233
       293,229 LG Electronics Co., Ltd. Pfd.
                (19)...........................        6,746,087      2,956,512
       195,000 LG Electronics Co., Ltd. Pfd.
                GDS (19).......................        1,924,079      1,140,750
        76,994 Samsung Electronics Co. Pfd.
                (19)...........................        6,916,201      2,974,258
        23,204 Samsung Electronics Co. Pfd. New
                (19)...........................        1,243,547        814,620
         4,000 Samsung Electronics Co. Pfd. GDS
                (19)...........................          183,423         97,000
         1,205 Samsung Electronics Co. Pfd. GDS
                New (19).......................           55,231         29,221
         2,602 Samsung Electronics Co. (19)....          338,183        204,822
           784 Samsung Electronics Co. New
                (19)...........................           82,852         61,714
           120 Samsung Electronics Co. GDS
                (19)...........................            4,173          2,765
            36 Samsung Electronics Co. GDS New
                (19)...........................            1,252          1,796
        72,500 Young Chang Akki Co. (9)........        3,641,775      2,536,443
        55,790 Cheil Jedang Corporation Pfd.
                (17)...........................        1,799,684      1,267,338
           558 Cheil Jedang Corporation (17)...           38,585         32,130
        89,880 Ssangyong Cement Industries Pfd.
                (5)............................        1,649,368      1,102,755

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               SOUTH KOREA (continued)
        65,000 Choong Nam Spinning (a)(9)......   $    1,414,086 $      931,730
        27,532 Korean Air Lines (7)............          645,544        602,012
        53,785 Korean Air Lines Pfd. (7).......          943,766        588,028
                                                  -------------- --------------
                                                      32,329,154     18,784,127
                                                  -------------- --------------
               HONG KONG (1.66%)
    60,262,000 CDL Hotels International Ltd.
                (21)...........................       24,004,711     32,729,911
    20,000,000 Shaw Brothers (Hong Kong)
                Limited (11)...................       23,708,856     20,561,231
     3,500,000 South China Morning Post
                Holdings Corp. (11)............        1,457,554      2,602,483
       475,000 Cross Harbour Tunnel Company
                (7)............................          923,512      1,035,012
     2,000,000 Ming Pao Enterprise Ltd. (11)...          576,942        737,101
                                                  -------------- --------------
                                                      50,671,575     57,665,738
                                                  -------------- --------------
               SINGAPORE AND MALAYSIA (0.56%)
     1,875,000 Rothmans Industries Ltd. (9)....        7,513,844      6,924,716
     2,675,000 Times Publishing Ltd. (11)......        6,364,312      5,813,565
       850,000 Singapore Bus Service Ltd. (7)..        6,812,711      4,406,960
       750,000 Clipsal Industries Ltd. (5).....        1,846,256      2,175,000
                                                  -------------- --------------
                                                      22,537,123     19,320,241
                                                  -------------- --------------
               AUSTRALIA AND NEW ZEALAND
               (1.85%)
    10,683,199 Carter Holt Harvey Limited (4)..       19,083,568     23,524,484
     1,579,200 Wilson and Horton Group Limited
                (11)...........................        7,878,427     11,668,643
    12,748,416 Shortland Properties, Limited
                (c)(21)........................        5,349,478      8,020,602
     7,933,400 Tasman Agriculture Limited
                (c)(3).........................        5,072,272      6,599,553
     3,695,290 Spotless Services, Limited (20).        3,925,958      6,549,532
     1,287,750 The Colonial Motor Company
                Limited (10)...................        1,138,158      3,240,726
     3,852,700 Wrightson, Limited (3)..........        3,965,324      3,124,147
     2,605,100 Apple Fields Limited (a)(c)(3)..        2,176,246      1,001,602
       740,000 Damba Holdings Limited (c)(10)..          400,559        341,416
                                                  -------------- --------------
                                                      48,989,990     64,070,705
                                                  -------------- --------------
               CANADA (1.56%)
     1,015,000 Canadian Pacific Ltd. (17)......       17,926,035     23,471,875
       955,000 Noranda, Inc. (17)..............       18,303,542     19,522,704
       375,000 Dofasco, Inc. (1)...............        5,193,171      5,766,689
        50,000 Dofasco, Inc. $2.60 Conv. Pfd.,
                Class "C' (1)..................        1,105,897      1,214,813
       200,000 Canadian National Railway
                Company (7)....................        3,771,134      4,100,000
                                                  -------------- --------------
                                                      46,299,779     54,076,081
                                                  -------------- --------------
               MEXICO (0.40%)
     3,025,000 Industrias Penoles S.A. de C.V.
                (1)............................        6,179,080     12,814,737
        40,000 Grupo Televisa S.A. GDR (11)....          948,933      1,155,000
                                                  -------------- --------------
                                                       7,128,013     13,969,737
                                                  -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               ARGENTINA (0.66%)
     8,975,000 Siderca S.A.I.C. (2)............   $    6,322,832 $   13,374,622
     5,733,923 Ledesma S.A.A.I. (3)............        6,905,327      6,881,671
       913,889 IRSA Inversiones y
                Representaciones S.A. (21).....        1,991,001      2,714,630
                                                  -------------- --------------
                                                      15,219,160     22,970,923
                                                  -------------- --------------
               SOUTH AFRICA (0.10%)
       225,000 Omni Media Corporation (11).....        1,411,417      3,568,675
                                                  -------------- --------------
               MISCELLANEOUS (0.53%)
       175,000 Banco Latinoamericano de
                Exportaciones S.A.
                Class "E' (Bladex) (13)........        5,734,690      9,821,875
       395,000 Minorco SA ADR (1)..............        6,465,244      8,541,875
                                                  -------------- --------------
                                                      12,199,934     18,363,750
                                                  -------------- --------------
               TOTAL COMMON AND PREFERRED
                STOCKS.........................    1,719,738,382  2,053,312,465
                                                  -------------- --------------
     PRINCIPAL
       AMOUNT
     ---------
               BONDS, NOTES AND CONVERTIBLE
                BONDS
               U.S. DOLLAR CONVERTIBLE BONDS
               (3.89%)
   $ 4,500,000 Apple Computer 6% due 6/01/2001
                (b)(6).........................        4,414,631      4,455,000
     1,000,000 Novacare 5 1/2% due 1/15/2000
                (12)...........................          896,941        887,500
       900,000 International Container Terminal
                Services, Inc. 6%
                due 2/19/2000 (b)(f)(7)........          900,000      1,080,000
     1,000,000 Homestake Mining Co. 5 1/2% due
                6/23/2000 (b)(1)...............          939,190      1,048,750
     6,000,000 CalEnergy Company, Inc. 5% due
                7/31/2000 (b)(15)..............        5,735,370      8,490,000
     3,250,000 Chiron Corp. 1.9% due 11/17/2000
                (b)(12)........................        2,594,726      2,843,750
       500,000 Fabri-Centers of America, Inc. 6
                1/4%
                due 3/01/2002 (10).............          406,068        438,750
       945,000 Roy F. Weston, Inc. 7% due
                4/15/2002 (8)..................          855,457        846,956
     3,250,000 Pegasus Gold Inc. 6 1/4% due
                4/30/2002 (1)..................        3,576,000      3,152,500
     1,200,000 CML Group Inc. 5 1/2% due
                1/15/2003 (b)(10)..............          928,907        843,000
     1,050,000 CML Group Inc. 5 1/2% due
                1/15/2003 (10).................          822,128        737,625
     2,750,000 IRSA Inversiones y
                Representaciones S.A. 4 1/2%
                due 8/02/2003 (b)(21)..........        2,732,069      2,681,250
     1,000,000 Agnico Eagle Mines Limited 3
                1/2% due 1/27/2004 (1).........          776,538        957,500
     5,000,000 Scandinavian Broadcasting System
                SA 7 1/2%
                due 8/01/2005 (11).............        5,158,238      5,031,250
     1,200,000 Builders Transport Inc. 8% due
                8/15/2005 (7)..................          731,345      1,008,000
     7,750,000 The Price Company 5 1/2% due
                2/28/2012 (10).................        7,007,810      7,885,625
     2,680,000 Evans & Sutherland Computer
                Corp. 6%
                due 3/01/2012 (6)..............        1,853,337      2,338,300
     4,912,811 Security Capital Group, Inc. 12%
                due 6/30/2014 (b)(f)(21).......        2,940,000      3,748,475

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

     PRINCIPAL                                             COST         VALUE
       AMOUNT                                           (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               BONDS, NOTES AND CONVERTIBLE
                BONDS
                (continued)
               U.S. DOLLAR CONVERTIBLE BONDS
               (continued)
   $ 5,366,000 Air & Water Technologies Corp.
                8%
                due 5/15/2015 (8)..............    $   4,636,094  $   4,735,495
     6,270,000 Tubos de Acero de Mexico S.A. 7
                1/2% due 6/12/1997 (2).........        6,205,031      6,520,800
     5,320,000 Gold Mines of Kalgoorlie Ltd. 7
                1/2% due 2/28/2000 (1).........        4,551,738      6,084,750
     5,595,000 P.T. Pabrik Kertas Tjiwi Kimia 7
                1/4% due 4/12/2001 (4).........        5,220,962      5,402,672
     1,020,000 Acer Inc. 4% due 6/10/2001 (6)..        1,266,258      2,789,700
     2,500,000 International Container Terminal
                Services Inc. 5%
                due 9/15/2001 (7)..............        2,110,227      2,200,000
     8,960,000 Cetus Corp. 5 1/4% due 5/21/2002
                (12)...........................        8,625,239      8,691,200
     3,665,000 Coeur d'Alene Mines Corp. 6% due
                6/10/2002 (1)..................        3,223,027      3,179,388
     7,000,000 Coeur d'Alene Mines Corp. 6 3/8%
                due 1/31/2004 (1)..............        6,947,242      6,238,750
     1,500,000 Yangming Marine Transport
                Corporation 2%
                due 9/22/2001 (7)..............        1,737,000      1,786,875
     1,600,000 P.T. Inti Indorayon Utama 5 1/2%
                due 10/01/2002 (4).............        2,041,525      1,864,000
     5,735,000 P.T. Inti Indorayon Utama 7% due
                5/02/2006 (4)..................        4,697,650      4,444,625
     4,550,000 Sincere Navigation Corporation 3
                3/4% due 5/26/2003 (7).........        4,772,000      4,993,625
     3,920,000 Battle Mountain Gold Company 6%
                due 1/04/2005 (1)..............        2,908,762      3,361,400
     4,510,000 Ssangyong Cement Company 3% due
                12/31/2005 (5).................        4,965,287      5,558,575
     5,460,000 Far Eastern Textile 4% due
                10/07/2006 (9).................        6,241,825      6,497,400
    10,000,000 Cheil Jedang Corp. 3% due
                12/31/2006 (17)................       12,158,928     12,050,000
                                                   -------------  -------------
                                                     125,577,550    134,873,486
                                                   -------------  -------------
               U.S. DOLLAR BONDS AND NOTES
               (9.64%)
     3,300,000 Tubos de Acero de Mexico S.A. 10
                1/2%
                due 3/10/1999 (f)(2)...........        3,250,903      3,262,875
     6,500,000 Global Marine Inc. 12 3/4% due
                12/15/1999 (2).................        7,013,750      7,052,500
     2,938,000 Anacomp, Inc. 13% due 6/04/2002
                (a)(6).........................        2,926,117      2,988,501
     1,000,000 Republic New York Corp. 9 3/4%
                due 12/01/2000 (13)............        1,000,000      1,107,022
     5,550,000 USAir Group, Inc. 9 5/8% due
                2/02/2001 (7)..................        4,388,223      5,300,250
     6,600,000 USAir Group, Inc. 10% due
                7/01/2003 (7)..................        4,924,645      6,303,000
     1,000,000 Bayou Steel Corp. 10 1/4% due
                3/01/2001 (1)..................          927,179        980,000
     5,250,000 Rowan Companies, Inc. 11 7/8%
                due 12/01/2001 (2).............        5,597,000      5,624,062
     7,477,000 Republic Engineered Steels, Inc.
                9 7/8%
                due 12/15/2001 (1).............        7,077,469      7,196,613
     1,643,000 General Host Co. 11 1/2% due
                2/15/2002 (10).................        1,454,115      1,601,925
     4,000,000 Florsheim Shoe Co. 12 3/4% due
                9/01/2002 (10).................        3,611,612      4,050,000
     5,325,000 Golden Books Family
                Entertainment, Inc. 7.65%
                due 9/15/2002 (11).............        4,300,031      4,552,875
     1,000,000 Banco Safra SA 10 3/8% due
                10/28/2002 (b)(13).............          985,899      1,001,250
     6,310,000 The Pacific Lumber Company 10
                1/2% due 3/01/2003 (4).........        6,008,927      6,246,900
     1,605,000 Cobb Theatres 10 5/8% due
                3/01/2003 (b)(11)..............        1,626,937      1,661,175
     4,892,000 Pamida Holdings Corp. 11 3/4%
                due 3/15/2003 (10).............        4,331,102      4,329,420
     9,640,000 Tuboscope Vetco International
                Corp. 10 3/4%
                due 4/15/2003 (2)..............        9,678,469     10,266,600
     4,100,000 Outlet Broadcasting, Inc. 10
                7/8% due 7/15/2003 (11)........        4,153,913      4,547,745
     6,130,000 Noble Drilling Corporation 9
                1/4% due 10/01/2003 (2)........        6,052,143      6,336,888

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

     PRINCIPAL                                              COST         VALUE
       AMOUNT                                            (NOTE 1)       (NOTE 1)
     ---------                                           --------       --------

               BONDS, NOTES AND CONVERTIBLE
                BONDS
                (continued)
               U.S. DOLLAR BONDS AND NOTES
               (continued)
   $ 5,500,000 The Southland Corporation 5% due
                12/15/2003 (10).................    $   3,951,499  $   4,413,750
     4,589,000 The Southland Corporation 4% due
                6/15/2004 (10)..................        2,848,892      3,189,355
     2,000,000 CalEnergy Company, Inc. 10 1/4%
                due 1/15/2004
                (0% @ 9/30/1996) (a)(15)........        1,566,877      2,045,000
    10,000,000 MFS Communications Company, Inc.
                9 3/8% due 1/15/2004 (0% @
                9/30/1996) (a)(6)...............        6,587,089      8,450,000
       500,000 Gerrity Oil & Gas Corp. 11 3/4%
                due 7/15/2004 (2)...............          417,977        535,625
    10,000,000 Riverwood International
                Corporation 10 1/4%
                due 4/01/2006 (4)...............        9,972,372     10,100,000
    16,500,000 Riverwood International
                Corporation 10 7/8%
                due 4/01/2008 (4)...............       16,417,259     16,335,000
       500,000 Ann Taylor Inc. 8 3/4% due
                6/15/2020 (10)..................          416,039        478,750
     1,000,000 Banco Safra SA 7 3/4% due
                12/16/1996 (13).................          994,576      1,000,000
     2,000,000 Telebras SA 10% due 10/22/1997
                (15)............................        1,985,702      2,045,000
     3,800,000 Cemex SA 10% due 11/05/1999 (5)..        3,660,984      3,852,250
       500,000 Cemex SA 9 1/2% due 9/20/2001
                (5).............................          259,739        495,000
       640,000 Aracruz Celulose SA 10 3/8% due
                1/31/2002 (4)...................          608,543        612,800
     4,500,000 IRSA Inversiones y
                Representaciones S.A. 8 7/8%
                due 3/03/1999 (21)..............        4,243,146      4,410,000
     1,500,000 Tubos de Acero de Mexico S.A. 13
                3/4%
                due 12/08/1999 (2)..............        1,359,116      1,670,625
     1,500,000 P.T. Inti Indorayon Utama 9 1/8%
                due 10/15/2000 (4)..............        1,344,385      1,477,500
     1,737,600 GTE Finance Corp. 7% due
                11/07/2000 (13).................        1,685,690      1,802,760
     4,800,000 PT Pabrik Kertas Tjiwi Kimia 13
                1/4%
                due 8/01/2001 (4)...............        4,932,750      5,394,000
     2,000,000 Grupo Industrial Durango S.A. de
                CV FRN
                due 11/18/1996 (9.07% @
                9/30/1996) (4)..................        2,005,000      2,000,000
     1,750,000 Manufacturers Hanover Trust Co.
                FRN
                due 7/15/1997 (5.75% @
                9/30/1996) (13).................        1,775,375      1,751,488
     1,000,000 Lonrho Finance plc FRN due
                7/19/1997
                (6.910% @ 9/30/1996) (17).......          999,333      1,003,250
     5,500,000 Wells Fargo & Co. FRN due
                4/28/2000
                (5.5625% @ 9/30/1996) (13)......        5,347,543      5,481,300
     2,000,000 Den Danske Bank FRN due 6/30/2000
                (5.875% @ 9/30/1996) (13).......        1,982,654      1,987,500
     1,500,000 Vital Forsikring FRN due
                12/22/2003
                (6.878% @ 9/30/1996) (13).......        1,494,837      1,530,000
     2,730,000 Federal Republic of Brazil IDU
                FRN due 1/01/2001
                (6.6875% @ 9/30/1996) (14)......        2,246,287      2,632,744
     8,000,000 Federal Republic of Brazil EI FRN
                due 4/15/2006
                (6 1/2% @ 9/30/1996) (14).......        5,251,386      7,000,000
     4,975,000 Federal Republic of Brazil DCB
                FRN due 4/15/2012
                (6.5625% @ 9/30/1996) (14)......        3,404,312      3,756,125
    33,014,180 Federal Republic of Brazil "C' 8%
                due 4/15/2014 (14)..............       16,535,277     23,274,997

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

   PRINCIPAL                                                COST         VALUE
    AMOUNT                                               (NOTE 1)       (NOTE 1)
   ---------                                             --------       --------

               BONDS, NOTES AND CONVERTIBLE
                BONDS
                (continued)
               U.S. DOLLAR BONDS AND NOTES
               (continued)
   $ 5,250,000 Federal Republic of Brazil Par ZL
                FRN
                due 4/15/2024 (5% @ 9/30/1996)
                (14)............................    $   2,287,301  $   3,130,313
    10,500,000 Federal Republic of Brazil Disc.
                ZL FRN
                due 4/15/2024 (6 1/2% @
                9/30/1996) (14).................        6,305,186      8,045,625
    32,291,000 Republic of Argentina FRB due
                3/31/2005
                (6.625% @ 9/30/1996) (14).......       24,098,623     27,084,076
     9,000,000 Republic of Argentina Par 5% due
                3/31/2023 (14)..................        4,197,324      5,265,000
     6,000,000 Republic of Argentina Disc. FRN
                due 3/31/2023
                (6.4375% @ 9/30/1996) (14)......        3,666,257      4,440,000
     2,000,000 Republic of Venezuela FLIRB "A'
                due 3/31/2007
                (6.6250% @ 9/30/1996) (14)......        1,196,816      1,687,500
     4,500,000 Republic of Venezuela FLIRB "B'
                due 3/31/2007
                (6.4375% @ 9/30/1996) (14)......        2,436,193      3,796,875
     9,000,000 Republic of Venezuela DCB FRN due
                12/18/2007
                (6.6250% @ 9/30/1996) (14)......        6,000,312      7,470,000
     2,000,000 Republic of Venezuela Disc. "A'
                FRN due 3/31/2020
                (6.375% @ 9/30/1996) (14).......        1,189,812      1,580,000
     2,000,000 Republic of Venezuela Disc. "B'
                FRN due 3/31/2020
                (6.4375% @ 9/30/1996) (14)......        1,108,236      1,580,000
     3,500,000 United Mexican States Aztec FRN
                due 3/31/2008
                (7.398% @ 9/30/1996) (14).......        3,189,033      3,489,062
     1,000,000 United Mexican States Disc. FRN
                "A' due 12/31/2019
                (6.39844% @ 9/30/1996) (14).....          844,489        843,750
     1,000,000 United Mexican States Disc. FRN
                "B' due 12/31/2019
                (6.39062% @ 9/30/1996) (14).....          849,510        843,750
       500,000 United Mexican States Disc. FRN
                "C' due 12/31/2019
                (6.35156% @ 9/30/1996) (14).....          426,901        421,875
     1,000,000 United Mexican States Disc. FRN
                "D' due 12/31/2019
                (6.45313% @ 9/30/1996) (14).....          846,637        843,750
     1,750,000 Central Bank of the Philippines
                NMB FRN
                due 1/05/2005 (6.5625% @
                9/30/1996) (14).................        1,597,572      1,710,625
     1,000,000 Central Bank of the Philippines
                DCB FRN
                due 12/01/2009 (6.4375% @
                9/30/1996) (14).................          872,097        966,875
     2,500,000 Republic of Bulgaria IAB FRN due
                7/28/2011
                (6.6875% @ 9/30/1996) (14)......        1,152,629      1,143,750
     3,000,000 Republic of Bulgaria FLIRB due
                7/28/2012
                (2% @ 9/30/1996) (14)...........          964,739        982,500
     8,750,000 Republic of Bulgaria Disc. "A'
                FRN due 7/28/2024
                (6.6875% @ 9/30/1996) (14)......        4,253,517      4,451,562
     3,689,044 Republic of Ecuador PDI FRN due
                2/27/2015
                (6 1/2% @ 9/30/1996) (14).......        1,544,900      1,890,635
    10,000,000 Republic of Ecuador Par 3 1/4%
                due 2/28/2025 (14)..............        3,603,029      4,025,000
     6,750,000 Republic of Ecuador Disc. FRN due
                2/28/2025
                (6 1/2% @ 9/30/1996) (14).......        3,568,185      4,210,312
     4,000,000 Republic of Poland PDI 3 1/4% due
                10/27/2014 (14).................        2,566,494      3,170,000

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

     PRINCIPAL                                             COST         VALUE
      AMOUNT                                            (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

                   BONDS, NOTES AND CONVERTIBLE
                    BONDS
                    (continued)
                   U.S. DOLLAR BONDS AND NOTES
                   (continued)
       $ 6,250,000 Republic of Poland Disc. FRN
                    due 10/27/2024 (6.4375% @
                    9/30/1996) (14)............    $   4,420,507  $   5,953,125
         5,500,000 Bergen Bank Floating Rate
                    Perpetual Notes
                    (5.875% @ 9/30/1996) (13)..        3,888,750      4,613,125
         3,500,000 Den Norske CreditBank
                    Floating Rate Perpetual
                    Notes (5.90% @ 9/30/1996)
                    (13).......................        2,610,000      2,907,100
         3,170,000 Den Norske CreditBank
                    Floating Rate Perpetual
                    Notes (5.8125% @ 9/30/1996)
                    (13).......................        2,059,625      2,691,647
        13,600,000 Christiania Bank Floating
                    Rate Perpetual Notes
                    (5.875% @ 9/30/1996) (13)..        9,590,750     11,492,000
         7,000,000 Goldman Sachs Group L.P.
                    Cocoa Indexed Note 5.78125%
                    due 4/29/1997 (e)(13)......        7,000,000      7,039,900
         1,100,000 Kingdom of Denmark FRN due
                    3/25/1997
                    (9.50631% @ 9/30/1996)
                    (e)(f)(14).................        1,010,745      1,018,600
         2,028,988 Posgold Finance Ltd. 2.65%
                    Gold Denominated Note due
                    7/15/2004 (b)(e)(f)(1).....        2,028,988      1,978,808
                                                   -------------  -------------
                                                     294,978,230    333,901,560
                                                   -------------  -------------
                   U.S. TREASURY NOTES (1.32%)
        10,000,000 U.S. Treasury Note 6 7/8%
                    due 10/31/1996 (14)........        9,996,551     10,018,750
         5,000,000 U.S. Treasury Note 7 1/2%
                    due 12/31/1996 (14)........        4,997,475      5,029,685
         5,000,000 U.S. Treasury Note 7 3/8%
                    due 11/15/1997 (14)........        4,987,604      5,079,685
         5,000,000 U.S. Treasury Note 5 1/8%
                    due 11/30/1998 (14)........        4,739,072      4,900,000
        20,000,000 U.S. Treasury Note 7 3/4%
                    due 11/30/1999 (14)........       19,983,263     20,812,500
                                                   -------------  -------------
                                                      44,703,965     45,840,620
                                                   -------------  -------------
                   NON U.S. DOLLAR CONVERTIBLE
                   BONDS (2.10%)
 CAD     3,366,000 Intertan Inc. 9% due
                    8/30/2000 (f)(10)..........        2,576,858      2,705,450
 CAD     1,600,000 Noranda Inc. 5% due
                    4/30/2007 (17).............          985,802      1,080,486
 (Pounds)1,000,000 Lonrho Finance plc 6% due
                    2/27/2004 (17).............        1,439,839      1,561,836
 (Pounds)2,500,000 Berisford plc 5% due
                    1/31/2015 (9)..............        2,194,860      2,387,769
 FRF    64,000,000 Alcatel Alsthom 2 1/2% due
                    1/01/2004 (17).............       12,379,661     13,199,582
 FRF    26,790,000 Compagnie Generale des Eaux
                    6%
                    due 1/01/1998 (15).........        5,287,117      6,046,342
 FRF    65,130,000 Immobiliere Hoteliere 5% due
                    1/01/2001 (21).............        9,739,673      9,459,603
 FRF    49,469,000 Euro Disney SCA 6 3/4% due
                    10/01/2001 (20)............        6,658,731     10,325,829
 FRF     7,425,000 Gaumont SA 3 3/4% due
                    1/01/2003 (11).............        1,444,974      1,568,903
 FRF    37,500,000 Michelin 6% due 1/02/1998
                    (24).......................        6,961,441      8,392,257
 ECU     4,075,000 BCP Bank & Trust Co. 8 3/4%
                    due 5/21/2002 (13).........        5,190,498      5,272,031
 ECU       500,000 Espirito Santo Financial
                    Holding SA 8 3/4%
                    due 4/10/2003 (13).........          654,418        674,219
 (Yen) 150,000,000 Hitachi Ltd. 2.7% due
                    3/31/1997 (6)..............        1,312,401      1,778,097
 (Yen) 350,000,000 Nippon Yusen Kabushiki 2%
                    due 9/29/2000 (7)..........        4,000,999      3,595,707
 NZD     6,300,908 Shortland Properties Limited
                    7 1/2% due
                    12/31/1998 (21)............        3,968,490      4,767,386
                                                   -------------  -------------
                                                      64,795,762     72,815,497
                                                   -------------  -------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

    PRINCIPAL                                              COST         VALUE
      AMOUNT                                            (NOTE 1)       (NOTE 1)
    ---------                                           --------       --------

                  BONDS, NOTES AND CONVERTIBLE
                   BONDS (continued)
                  NON U.S. DOLLAR BONDS AND
                  NOTES (3.32%)
 ITL2,700,000,000 Dresdner Bank Zero Coupon
                   due 7/19/2000 (a)(13).......   $    1,197,727 $    1,311,760
 ITL1,450,000,000 European Bank for
                   Reconstruction & Development
                   9 3/4% due 7/28/2000 (13)...          923,672      1,015,046
 ITL  750,000,000 Bayerische Hypotheken Weschel
                   Bank 7.85%
                   due 2/14/2001 (13)..........          441,295        493,018
 ITL5,000,000,000 American International Group
                   11.7% due 12/04/2001 (13)...        3,376,842      3,775,084
 ITL1,410,000,000 Republic of Ireland 11 1/4%
                   due 4/02/2002 (14)..........          919,158      1,043,745
 CAD    3,000,000 Canada 9 3/4% due 5/01/2000
                   (14)........................        2,231,394      2,472,734
 CAD    3,000,000 Province of Alberta 10 1/4%
                   due 8/22/2001 (14)..........        2,224,786      2,561,456
 CAD    4,000,000 Province of Quebec 10 1/4%
                   due 10/15/2001 (14).........        2,982,663      3,400,007
 CAD    5,000,000 Province of Ontario 8 3/4%
                   due 4/22/2003 (14)..........        3,912,073      4,047,051
 CAD    2,500,000 Bell Canada 8 1/2% due
                   6/09/2003 (15)..............        1,692,755      1,962,372
 ECU    1,500,000 Republic of South Africa 10
                   3/8% due 2/10/1997 (14).....        1,768,560      1,911,328
 ECU    3,000,000 Republic of France O.A.T. 6
                   3/4% due
                   4/25/2002 (14)..............        3,627,323      3,942,188
 DEM   15,635,000 Air Canada Variable Rate
                   Perpetual Notes
                   (6 1/4% @ 9/30/1996) (7)....        6,226,295      6,161,930
 FRF   65,685,000 United Mexican States Par
                   6.63%
                   due 12/31/2019 (14).........        8,243,797      8,776,996
 FRF   37,500,000 Republic of Venezuela Par
                   Bonds 7.71%
                   due 3/31/2020 (14)..........        3,930,084      5,047,155
 ESP  650,000,000 Banco Nacional de Comercio
                   Exterior 12.65%
                   due 6/21/1998 (13)..........        5,052,673      5,337,822
 CHF    5,500,000 Carter Holt Harvey Finance NV
                   5 7/8%
                   due 10/16/2001 (4)..........        3,412,716      4,758,772
 CHF    6,000,000 Air Canada 6 1/4% Perpetual
                   Notes (7)...................        1,756,755      3,186,603
 CHF    4,100,000 Scandinavian Airlines System
                   Variable Rate Perpetual
                   Notes (3 5/8% @ 9/30/1996)
                   (7).........................        1,920,638      2,157,895
 NZD    1,900,000 State Bank of South Australia
                   9%
                   due 10/29/1997 (13).........        1,027,106      1,329,025
 NZD    4,000,000 Telecom Corp. of New Zealand
                   10%
                   due 7/10/1998 (15)..........        2,233,897      2,876,591
 NZD   12,000,000 Trans Power Finance Limited
                   8%
                   due 3/15/2002 (15)..........        7,879,441      8,241,799
 NZD   34,500,000 New Zealand Government 10%
                   due 3/15/2002 (14)..........       25,571,408     26,105,690
 NZD    6,581,000 Telecom Corp. of New Zealand
                   9 1/4%
                   due 7/01/2002 (15)..........        3,992,747      4,798,842
 NZD    2,850,000 State Bank of New South Wales
                   8%
                   due 4/01/2003 (13)..........        1,640,738      1,962,408
 NZD    2,000,000 Telecom Corp. of New Zealand
                   7 1/2%
                   due 7/14/2003 (15)..........        1,154,322      1,343,924
 ZAR   10,500,000 Escom 15% due 10/01/1998
                   (15)........................        2,437,082      2,325,675
 ZAR   15,000,000 Republic of South Africa 13%
                   due 8/31/2010 (14)..........        2,899,295      2,855,541
                                                  -------------- --------------
                                                     104,677,242    115,202,457
                                                  -------------- --------------
                  TOTAL BONDS, NOTES AND
                   CONVERTIBLE BONDS...........      634,732,749    702,633,620
                                                  -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

   PRINCIPAL                                                COST         VALUE
    AMOUNT                                               (NOTE 1)       (NOTE 1)
   ---------                                             --------       --------

               SHORT-TERM INVESTMENTS (19.51%)
  $ 11,787,000 Praxair, Inc. 5.45% due
                10/01/1996......................   $   11,787,000 $   11,787,000
     3,634,000 Samsung Electronics America, Inc.
                5.50%
                due 10/01/1996..................        3,634,000      3,634,000
    10,193,000 Burlington Northern Santa Fe
                Corporation 5.43%
                due 10/02/1996..................       10,191,463     10,191,463
    17,725,000 CSX Corporation 5.45% due
                10/02/1996......................       17,722,317     17,722,317
    10,000,000 Praxair, Inc. 5.46% due
                10/03/1996......................        9,996,967      9,996,967
     5,100,000 Union Oil Company of California
                5.50%
                due 10/03/1996..................        5,098,442      5,098,442
     9,626,000 Praxair, Inc. 5.46% due
                10/04/1996......................        9,621,620      9,621,620
    10,500,000 Warner Lambert Company 5.27% due
                10/04/1996......................       10,495,389     10,495,389
    19,000,000 Union Oil Company of California
                5.48%
                due 10/07/1996..................       18,982,647     18,982,647
    20,000,000 Praxair, Inc. 5.45% due
                10/08/1996......................       19,978,806     19,978,806
    10,000,000 Fiat Finance U.S.A., Inc. 5.52%
                due 10/09/1996..................        9,987,733      9,987,733
     3,418,000 Lockheed Martin Corporation 5.40%
                due 10/09/1996..................        3,413,898      3,413,898
    12,632,000 Louisiana Land & Exploration
                Company 5.42%
                due 10/09/1996..................       12,616,785     12,616,785
    14,289,000 Lockheed Martin Corporation 5.46%
                due 10/10/1996..................       14,269,496     14,269,496
     8,600,000 Union Pacific Corporation 5.50%
                due 10/10/1996..................        8,588,175      8,588,175
    15,000,000 Burlington Northern Santa Fe
                Corporation 5.38%
                due 10/11/1996..................       14,977,583     14,977,583
     5,000,000 Samsung Electronics America, Inc.
                5.50%
                due 10/11/1996..................        4,992,361      4,992,361
     9,083,000 Samsung Electronics America, Inc.
                5.58%
                due 10/15/1996..................        9,063,290      9,063,290
    17,534,000 Union Oil Company of California
                5.45%
                due 10/15/1996..................       17,496,838     17,496,838
    12,000,000 Burlington Northern Santa Fe
                Corporation 5.43%
                due 10/16/1996..................       11,972,850     11,972,850
     8,000,000 Samsung Electronics America, Inc.
                5.50%
                due 10/16/1996..................        7,981,667      7,981,667
    16,845,000 Louisiana Land & Exploration
                Company 5.47%
                due 10/17/1996..................       16,804,048     16,804,048
     9,545,000 Lockheed Martin Corporation 5.50%
                due 10/18/1996..................        9,520,210      9,520,210
     9,169,000 USX Corporation 5.54% due
                10/18/1996......................        9,145,013      9,145,013
    10,000,000 Viacom Inc. 5.65% due 10/18/1996.        9,973,319      9,973,319
    13,746,000 Lockheed Martin Corporation 5.50%
                due 10/21/1996..................       13,703,998     13,703,998
     6,841,000 Reynolds Metals Company 5.55% due
                10/21/1996......................        6,819,907      6,819,907
    12,827,000 Toshiba Capital (Asia) Limited
                5.32% due 10/22/1996............       12,787,194     12,787,194
    18,190,000 USX Corporation 5.55% due
                10/22/1996......................       18,131,110     18,131,110
    11,837,000 USX Corporation 5.60% due
                10/23/1996......................       11,796,491     11,796,491
    11,000,000 USX Corporation 5.65% due
                10/23/1996......................       10,962,019     10,962,019
    20,063,000 CSX Corporation 5.48% due
                10/24/1996......................       19,992,757     19,992,757
     7,770,000 Eksportfinans A/S 5.36% due
                10/25/1996......................        7,742,235      7,742,235
     1,200,000 Lockheed Martin Corporation 5.55%
                due 10/25/1996..................        1,195,560      1,195,560
     2,917,000 Samsung Electronics America, Inc.
                5.55%
                due 10/25/1996..................        2,906,207      2,906,207

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

   PRINCIPAL                                            COST          VALUE
    AMOUNT                                           (NOTE 1)        (NOTE 1)
   ---------                                         --------        --------

               SHORT-TERM INVESTMENTS
                (continued)
   $ 9,396,000 American Home Products Corp.
                5.35%
                due 10/28/1996..............   $    9,358,299  $    9,358,299
     7,896,000 Dayton-Hudson Corp. 5.45% due
                10/28/1996..................        7,863,725       7,863,725
    11,000,000 Louisiana Land & Exploration
                Company 5.50%
                due 10/28/1996..............       10,954,625      10,954,625
    10,844,000 Burlington Northern Santa Fe
                Corporation 5.50%
                due 10/29/1996..............       10,797,612      10,797,612
    10,259,000 USX Corporation 5.65% due
                10/29/1996..................       10,213,917      10,213,917
    22,104,000 USX Corporation 5.60% due
                10/30/1996..................       22,004,286      22,004,286
     5,784,000 Eksportfinans A/S 5.36% due
                10/31/1996..................        5,758,165       5,758,165
    10,000,000 Michelin North America, Inc.
                5.36% due 10/31/1996........        9,955,333       9,955,333
    18,063,000 CSX Corporation 5.50% due
                11/01/1996..................       17,977,452      17,977,452
    10,700,000 Louisiana Land & Exploration
                Company 5.52%
                due 11/04/1996..............       10,644,217      10,644,217
    15,000,000 Unilever Capital Corp. 5.29%
                due 11/05/1996..............       14,922,854      14,922,854
    12,711,000 ITT Corporation 5.60% due
                11/06/1996..................       12,639,818      12,639,818
    16,921,000 USX Corporation 5.63% due
                11/07/1996..................       16,823,089      16,823,089
    25,000,000 Fiat Finance U.S.A., Inc.
                5.50% due 11/08/1996........       24,854,861      24,854,861
     7,200,000 Hitachi Credit America Corp.
                5.42% due 11/12/1996........        7,154,472       7,154,472
    15,374,000 Samsung Electronics America,
                Inc. 5.55%
                due 11/12/1996..............       15,274,453      15,274,453
     9,147,000 Praxair, Inc. 5.53% due
                11/13/1996..................        9,086,582       9,086,582
     4,871,000 Praxair, Inc. 5.56% due
                11/13/1996..................        4,838,651       4,838,651
    10,000,000 Samsung Electronics America,
                Inc. 5.52%
                due 11/14/1996..............        9,932,533       9,932,533
    19,530,000 CSX Corporation 5.45% due
                11/15/1996..................       19,396,952      19,396,952
     3,143,000 The Walt Disney Company 5.28%
                due 11/18/1996..............        3,120,873       3,120,873
    10,684,000 ITT Corporation 5.53% due
                11/18/1996..................       10,605,223      10,605,223
    12,300,000 Toshiba Capital (Asia)
                Limited 5.40% due
                11/19/1996..................       12,209,595      12,209,595
    15,324,000 Samsung Electronics America,
                Inc. 5.53%
                due 11/20/1996..............       15,206,303      15,206,303
                                               --------------  --------------
               TOTAL SHORT-TERM INVESTMENTS.      675,943,285     675,943,285
                                               --------------  --------------
               TOTAL INVESTMENTS (99.03%)...   $3,030,414,416*  3,431,889,370**
                                               ==============
               Other assets in excess of
                liabilities (0.97%).........                       33,510,030
                                                               --------------
               Net assets (100.00%).........                   $3,465,399,400
                                                               ==============

                        SoGen International Fund, Inc.

                       NOTES TO SCHEDULE OF INVESTMENTS
                              SEPTEMBER 30, 1996
                                  (UNAUDITED)
 * Aggregate cost for federal income tax purposes is $3,029,719,672.

** Gross unrealized appreciation and depreciation of securities at September
   30, 1996, based on cost for federal income tax purposes, were $505,276,356 and $103,106,658, respectively. (Net appreciation was $402,169,698.)

FOREIGN CURRENCIES          INDUSTRY CLASSIFICATIONS
------------------          ------------------------
CAD--Canadian Dollar         (1) Metals and Minerals (13) Financial Institutions
(Pounds)--Pound Sterling     (2) Energy              (14) Government Issues
FRF--French Franc            (3) Agriculture         (15) Utilities
ECU--European Currency
Unit                         (4) Forest Products     (16) Multinational
(Yen)--Japanese Yen          (5) Building Materials  (17) Conglomerate
NZD--New Zealand Dollar      (6) Technology          (18) Holding Companies
ITL--Italian Lira            (7) Transportation      (19) Electronics
DEM--Deutsche Mark           (8) Capital Goods       (20) Services
ESP--Spanish Peseta          (9) Consumer Products   (21) Real Estate
CHF--Swiss Franc            (10) Distribution        (22) Chemicals
ZAR--South African Rand     (11) Media               (23) Investment Companies
                            (12) Health Care         (24) Automotive
BOND TYPES
----------
FRN--Floating Rate Note
FRB--Floating Rate Bond
IDU--Interest Due Unpaid
EI--Eligible Interest
"C'--Capitalization
FLIRB--Front Loaded Interest Reduction Bond
DCB--Debt Conversion Bond
NMB--New Money Bond
IAB--Interest Arrears Bond
PDI--Past Due Interest

                        SoGen International Fund, Inc.

                              SEPTEMBER 30, 1996
                                  (UNAUDITED)
(a) Non-income producing security.

(b) Can be sold only to qualified institutional buyers.

(c) Affiliate as defined by the Investment Company Act of 1940. Following is a summary of transactions with each such affiliate for the six months ended September 30, 1996.

                               Purchases            Sales      Realized Dividend
       Affiliate           Shares      Cost    Shares   Cost     Gain    Income
--------------------------------------------------------------------------------
North European Oil Roy-
  alty Trust                 --         --       --      --       --    $212,400
A.P. Green Industries        --         --       --      --       --      45,225
BEI Electronics Inc.         --         --     12,300 $130,375 $43,025    24,246
LeaRonal, Inc.               55,000 $1,206,600   --      --       --     181,800
Baldwin Piano and Organ
  Company                    --         --       --      --       --       --
Plasti-Line, Inc.            --         --       --      --       --       --
East Texas Financial
  Services                   --         --       --      --       --       8,500
Logansport Financial
  Corp.                      --         --       --      --       --      18,000
FirstFed Bancorp Inc.        --         --       --      --       --      22,863
Wood Bancorp, Inc.           --         --       --      --       --      12,218
Redwood Financial, Inc.      --         --       --      --       --       --
J.C. Nichols Company         --         --       --      --       --       --
Zero Corporation            220,000  3,954,646   --      --       --      66,006
Classic Bancshares, Inc.     --         --       --      --       --       --
First Federal Financial
  Bancorp, Inc.              49,000    534,000   --      --       --       3,430
San Juan Basin Royalty
  Trust                     710,000  4,295,138   --      --       --     283,131
Texarkana First Finan-
  cial Corp.                 --         --       --      --       --     335,400
Terra Mining AB              --         --       --      --       --      34,403
VAE AG                       10,000    894,595   --      --       --     174,359
Emin Leydier                  2,800    155,326   --      --       --     245,856
Groupe NSC                    2,000    286,201   --      --       --     230,664
Sabeton SA                   --         --       --      --       --       --
La Brosse et DuPont          --         --       --      --       --       --
C.E.E. (Continentale
  d'Equipements
  Electriques)               --         --       --      --       --       --
Tasman Agriculture Lim-
  ited                    1,329,400  1,092,864   --      --       --      60,939
Shortland Properties,
  Limited                    --         --       --      --       --     348,510
Apple Fields Limited        313,000    179,049   --      --       --       --
Damba Holdings Limited       --         --       --      --       --      20,346
German City Estates NV       70,000    951,829   --      --       --      72,337

(e) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(f) Security for which there are less than three market makers.

-----------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

ASSETS:
 Investments, at value (Note 1):
  Common and preferred stock (identified cost, $1,719,738,382). $2,053,312,465
  Bonds, notes and convertible bonds (identified cost,
    $634,732,749)..............................................    702,633,620
  Short-term investments (amortized cost, $675,943,285)........    675,943,285
                                                                --------------
       Total investments (cost, $3,030,414,416)................  3,431,889,370
 Cash..........................................................      1,612,310
 Receivable for forward currency contracts held, at value
   (Notes 1 and 6).............................................    578,132,171
 Receivable for investment securities sold.....................      4,648,452
 Receivable for Fund shares sold...............................      9,919,433
 Accrued interest and dividends receivable.....................     24,345,482
 Prepaid expenses and other assets.............................         40,113
                                                                --------------
       TOTAL ASSETS............................................  4,050,587,331
                                                                --------------
LIABILITIES:
 Payable for forward currency contracts held, at value (Notes 1
   and 6)......................................................    562,953,249
 Payable for investment securities purchased...................     10,958,295
 Payable for Fund shares redeemed..............................      2,207,691
 Investment advisory fees payable (Note 2).....................      6,298,711
 Distribution fees payable (Note 3)............................      2,054,806
 Directors' fees payable (Note 2)..............................         17,271
 Accrued expenses and other liabilities........................        697,908
                                                                --------------
       TOTAL LIABILITIES.......................................    585,187,931
                                                                --------------
NET ASSETS:
 Capital stock (par value, $0.001 per share)...................        128,383
 Capital surplus...............................................  2,862,715,407
 Net unrealized appreciation (depreciation) on:
  Investments..................................................    401,474,954
  Forward currency contracts...................................     15,178,922
  Foreign currency related transactions........................        (34,781)
 Undistributed net realized gains on investments...............     79,726,746
 Undistributed net investment income...........................    106,209,769
                                                                --------------
       NET ASSETS (Note 1)..................................... $3,465,399,400
                                                                ==============
NET ASSET VALUE PER SHARE (based on 128,383,442 shares
  outstanding;
 250,000,000 shares authorized) (Note 5)....................... $        26.99
                                                                ==============
MAXIMUM OFFERING PRICE PER SHARE ($26.99/96.25%)............... $        28.04
                                                                ==============

-----------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.

                            STATEMENT OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996
                                  (UNAUDITED)

INVESTMENT INCOME:
 Income:
  Interest (net of $37,495 foreign taxes withheld)...............  $ 45,214,872
  Dividends (net of $1,256,249 foreign taxes withheld)...........    31,155,778
  Miscellaneous income...........................................       101,251
                                                                   ------------
  Total income from operations...................................    76,471,901
                                                                   ------------
 Expenses:
  Investment advisory fees (Note 2)..............................    12,314,927
  Distribution fees (Note 3).....................................     3,981,540
  Shareholder servicing agent fees...............................     1,848,385
  Custodian fees.................................................     1,176,155
  Registration and filing fees...................................       100,395
  Printing.......................................................       100,396
  Audit fees.....................................................        65,256
  Insurance......................................................        40,432
  Directors' fees (Note 2).......................................        18,071
  Legal fees.....................................................        17,569
  Miscellaneous..................................................        40,159
                                                                   ------------
  Total expenses from operations.................................    19,703,285
                                                                   ------------
  Expense reduction due to earnings credits (Note 1).............      (113,078)
                                                                   ------------
  Net expenses from operations...................................    19,590,207
                                                                   ------------
 Net investment income (Note 1)..................................    56,881,694
                                                                   ------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND
 FOREIGN CURRENCY RELATED TRANSACTIONS (NOTES 1 AND 6):
 Net realized gains from:
  Investment transactions........................................    47,035,214
  Foreign currency related transactions..........................    15,105,103
                                                                   ------------
                                                                     62,140,317
                                                                   ------------
 Change in unrealized appreciation (depreciation) of:
  Investments....................................................   (17,114,410)
  Foreign currency related transactions..........................     8,217,187
                                                                   ------------
                                                                     (8,897,223)
                                                                   ------------
 Net gain on investments and foreign currency related
   transactions..................................................    53,243,094
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............  $110,124,788
                                                                   ============

-----------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS
                                                     ENDED            YEAR
                                                 SEPTEMBER 30,       ENDED
                                                      1996         MARCH 31,
                                                  (UNAUDITED)         1996
                                                 --------------  --------------
OPERATIONS:
  Net investment income........................  $   56,881,694  $   90,634,838
  Net realized gains from investments and
    foreign currency related transactions......      62,140,317      92,348,706
  Increase (decrease) in unrealized
    appreciation (depreciation) of investments
    and foreign currency related transactions..      (8,897,223)    247,104,551
                                                 --------------  --------------
   Net increase in net assets resulting from
     operations................................     110,124,788     430,088,095
                                                 --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends paid from net investment income....        --           (80,841,083)
  Distributions paid from net realized gains
    from investment transactions...............        --           (72,421,592)
                                                 --------------  --------------
   Decrease in net assets resulting from
     distributions.............................        --          (153,262,675)
                                                 --------------  --------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from shares sold................     519,875,614   1,003,626,840
  Net asset value of shares issued for
    reinvested dividends and distributions.....        --           145,347,808
  Cost of shares redeemed......................    (198,069,152)   (313,992,982)
                                                 --------------  --------------
   Increase in net assets from Fund share
     transactions..............................     321,806,462     834,981,666
                                                 --------------  --------------
    Net increase in net assets.................     431,931,250   1,111,807,086
NET ASSETS (NOTE 1):
  Beginning of period..........................   3,033,468,150   1,921,661,064
                                                 --------------  --------------
  End of period (including undistributed net
    investment income of $106,209,769 and
    $34,222,972, respectively).................  $3,465,399,400  $3,033,468,150
                                                 ==============  ==============

-----------
See Notes to Financial Statements.

                        SoGen International Fund, Inc.

                         NOTES TO FINANCIAL STATEMENTS
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

  SoGen International Fund, Inc. (the "Fund") is a diversified open-end man-agement investment company registered under the Investment Company Act of 1940, as amended. The following is a summary of significant accounting poli-cies adhered to by the Fund.

  A) SECURITY VALUATION--The Fund invests in domestic and foreign securities, including stocks, bonds, notes and convertible securities, whose values are subject to changes in market conditions, as well as changes in political and regulatory environments. All securities, except bonds, for which market quota-tions are available on a national securities exchange in the United States or a securities exchange abroad, are valued at their last sale price on the last business day of the period reported or, in the absence of a sale on that date, at the mean between the closing bid and asked prices. All over-the-counter se-curities, except bonds, for which market quotations are readily available, are valued at the mean between the last bid and asked prices in the over-the-counter market in the United States or abroad, except if such unlisted secu-rity is among the NASDAQ designated "Tier 1" securities, in which case it is valued at its last sale price. All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices re-ceived from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. All other securities are valued at fair value as determined by the Board of Directors.

  B) FOREIGN CURRENCY TRANSLATION--The market values of securities which are not traded in United States currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

  The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that por-tion of gains and losses on investments which is due to changes in foreign ex-change rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes the Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

  C) FORWARD CURRENCY CONTRACTS--In connection with purchases and sales of se-curities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and

                        SoGen International Fund, Inc.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES (continued)

losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

  D) SECURITY TRANSACTIONS AND INCOME--Security transactions are recorded on the trade date. The specific identification method is used in determining the cost of securities and gains or losses on sales of securities. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income the Fund amortizes discounts on debt obligations; however, it does not amortize premiums.

  E) UNITED STATES INCOME TAXES--No provision has been made for United States federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on in-vestments, if any, within the allowable time limit, and to comply with the other provisions of the Internal Revenue Code for a regulated investment com-pany. Such income dividends and capital gains distributions are declared and paid by the Fund on an annual basis.

  F) RECLASSIFICATION OF CAPITAL ACCOUNTS--On the statement of assets and lia-bilities, as a result of certain differences in the computation of net invest-ment income and net realized capital gains on investments under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase undistributed net investment income and decrease undistributed net realized gains on investments in the amount of $15,105,103.

  G) EXPENSES--Earnings credits reduce custodian fees and shareholder servic-ing agent fees by the amount of interest on balances with such service provid-ers.

  H) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make es-timates and assumptions that affect the reported amounts of assets and liabil-ities at the date of the financial statements and the reported amounts of rev-enues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2--INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATED PERSONS

  Under an investment advisory agreement with the Fund, which became effective on April 26, 1990. Societe Generale Asset Management Corp. ("SOGEN A.M. Corp.") receives an annual fee equal to the sum of 1% of the first $25,000,000 of the average daily value of the Fund's net assets and 0.75% of the average daily value of the Fund's net assets in excess of 25,000,000; the fee is pay-able quarterly in amounts equal to 0.25% and 0.1875%, respectively, of the av-erage daily value of the net assets of the Fund during the preceding quarter. In return, SOGEN A.M. Corp. provides the

                        SoGen International Fund, Inc.

NOTE 2--INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATED PERSONS (continued)

Fund with advisory services and pays certain Fund expenses, including salaries and office costs. For the six months ended September 30, 1996, the Fund's in-vestment advisory fees paid or payable to SOGEN A.M. Corp. were $12,314,927.

  For the six months ended September 30, 1996, Societe Generale Securities Corporation ("SGSC"), the principal underwriter, realized $1,474,835 in deal-er's and underwriter's commissions after reallowance to others. Societe Generale, a stockholder of SOGEN A.M. Corp. and SGSC, received dealer's com-missions of $77,927. For the same period, Societe Generale or its affiliates received $50,769 in broker's commissions for portfolio transactions executed on behalf of the Fund.

  Each director who is not an officer of the Fund or an employee of SOGEN A.M. Corp., SGSC or its corporate affiliates is paid an annual fee of $6,000 plus $1,000 for each meeting attended. Such fees amounted to $18,071 for the six months ended September 30, 1996.

NOTE 3--PLAN OF DISTRIBUTION

  The Fund has a Distribution Plan and Agreement (the "Plan") with SGSC, pur-suant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, whereby the Fund pays SGSC, quarterly, a distribution fee of up to, on an annual basis, 0.25% of the average daily net asset value of the Fund. Under the Plan, SGSC must apply the full amount of fees received from the Fund to actual distribution expenses incurred during the fiscal year, including the payment of fees to dealers selling shares of the Fund, the payment of adver-tising costs and the payment for the preparation, printing and distribution of prospectuses to prospective investors. The Plan, which became effective on No-vember 14, 1985, excludes for the purpose of calculating the average daily net asset value for payment of the fee, Fund assets attributable to Fund shares outstanding before that date and any subsequent dividends and distributions thereon.

  SGSC bears the Fund's distribution costs to the extent they exceed payments under the Plan. For the six months ended September 30, 1996, the Fund's dis-tribution fees paid or payable to SGSC were $3,981,540.

NOTE 4--PURCHASES AND SALES OF SECURITIES

  During the six months ended September 30, 1996, the aggregate cost of pur-chases and proceeds from sales of investments, excluding short-term securi-ties, totaled $331,542,612 and $177,034,212, respectively.

                        SoGen International Fund, Inc.

NOTE 5--CAPITAL STOCK

  Transactions in shares of capital stock were as follows:

                                                  SIX MONTHS
                                                    ENDED          YEAR ENDED
                                              SEPTEMBER 30, 1996 MARCH 31, 1996
                                              ------------------ --------------
Shares sold..................................     19,560,683       39,975,158
Shares issued for reinvested dividends and
  distributions..............................         --            5,973,765
Shares redeemed..............................     (7,454,576)     (12,491,879)
                                                  ----------      -----------
 Net increase................................     12,106,107       33,457,044
                                                  ==========      ===========

NOTE 6--COMMITMENTS

  As of September 30, 1996, the Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation of $15,178,922.

  SETTLEMENT                                     U.S. $ VALUE AT                              U.S. $ VALUE AT
     DATES                CURRENCY TO             SEPTEMBER 30,          CURRENCY TO           SEPTEMBER 30,
    THROUGH              BE DELIVERED                 1996               BE RECEIVED               1996
  ----------             ------------            ---------------         -----------          ---------------
   10/07/96         2,875,799 Austrian Schilling  $    268,065       270,079 U.S. Dollar       $    270,079
   10/05/96         2,570,551 Australian Dollar      2,033,948     2,033,434 U.S. Dollar          2,033,434
   10/04/96           945,819 U.S. Dollar              945,819     1,186,886 Swiss Franc            946,480
   12/27/96        81,824,000 Swiss Franc           65,863,676    68,247,795 U.S. Dollar         68,247,795
   10/04/96         2,075,244 U.S. Dollar            2,075,244     3,142,097 Deutsche Mark        2,061,228
    1/03/97       157,594,500 Deutsche Mark        103,886,920   106,384,270 U.S. Dollar        106,384,270
    1/29/97       600,000,000 Spanish Peseta         4,651,884     4,753,228 U.S. Dollar          4,753,228
   10/31/96         1,802,992 U.S. Dollar            1,802,992     9,281,629 French Franc         1,797,442
    1/10/97     1,015,121,000 French Franc         197,573,461   200,857,713 U.S. Dollar        200,857,713
   10/04/96         1,475,296 U.S. Dollar            1,475,296       945,001 British Pound        1,479,635
   10/01/96           193,063 U.S. Dollar              193,063   293,803,775 Italian Lira           192,893
   10/03/96            85,035 U.S. Dollar               85,035     9,466,141 Japanese Yen            85,009
    1/17/97    17,397,850,000 Japanese Yen         157,564,862   165,027,151 U.S. Dollar        165,027,151
   12/16/96        33,250,000 New Zealand Dollar    23,439,588    22,903,727 U.S. Dollar         22,903,727
   10/03/96           963,956 U.S. Dollar              963,956     6,381,086 Swedish Krona          962,609
   10/04/96           110,643 U.S. Dollar              110,643       155,708 Singapore Dollar       110,588
   10/01/96     1,731,258,958 Turkish Lira              18,797        18,890 U.S. Dollar             18,890
                                                  ------------                                 ------------
                                                  $562,953,249                                 $578,132,171
                                                  ============                                 ============

                        SoGen International Fund, Inc.

                             FINANCIAL HIGHLIGHTS

                            SIX MONTHS
                               ENDED                              YEAR ENDED MARCH 31,
                           SEPTEMBER 30, ---------------------------------------------------------------------------------
                               1996+      1996     1995    1994    1993    1992   1991(a)   1990    1989    1988     1987
                           ------------- ------   ------  ------  ------  ------  -------  ------  ------  ------   ------
 SELECTED PER
  SHARE DATA
 Net asset value,
  beginning of period....     $26.09     $23.20   $23.32  $20.12  $18.44  $17.51  $17.71   $17.31  $16.91  $21.47   $19.09
                              ------     ------   ------  ------  ------  ------  ------   ------  ------  ------   ------
 Income from investment
  operations:
 Net investment income...       0.53       1.06     0.10    0.53    0.64    0.69    0.78     0.64    0.71    0.58     0.40
 Net realized and
  unrealized gains
  (losses) on
  investments............       0.37       3.37     0.49    3.37    2.02    1.45    0.20     1.48    1.26   (0.97)    4.80
                              ------     ------   ------  ------  ------  ------  ------   ------  ------  ------   ------
 Total from investment
  operations.............       0.90       4.43     0.59    3.90    2.66    2.14    0.98     2.12    1.97   (0.39)    5.20
                              ------     ------   ------  ------  ------  ------  ------   ------  ------  ------   ------
 Less distributions:
 Dividends from net
  investment income......       --        (0.81)   (0.15)  (0.47)  (0.64)  (0.84)  (0.71)   (0.71)  (0.80)  (0.84)   (0.60)
 Distributions from
  capital gains..........       --        (0.73)   (0.56)  (0.23)  (0.34)  (0.37)  (0.47)   (1.01)  (0.77)  (3.33)   (2.22)
                              ------     ------   ------  ------  ------  ------  ------   ------  ------  ------   ------
 Total distributions.....       --        (1.54)   (0.71)  (0.70)  (0.98)  (1.21)  (1.18)   (1.72)  (1.57)  (4.17)   (2.82)
                              ------     ------   ------  ------  ------  ------  ------   ------  ------  ------   ------
 Net asset value, end of
  period.................     $26.99     $26.09   $23.20  $23.32  $20.12  $18.44  $17.51   $17.71  $17.31  $16.91   $21.47
                              ======     ======   ======  ======  ======  ======  ======   ======  ======  ======   ======
 TOTAL RETURN++..........       6.90%*    19.57%    2.63%  19.50%  14.87%  12.53%   6.03%   12.18%  11.94%  (0.70%)  31.16%
 RATIOS AND SUPPLEMENTAL
  DATA
 Net assets, end of
  period (millions)......     $3,465     $3,033   $1,922  $1,781    $650    $355    $240     $176    $126     $97      $96
 Ratio of operating
  expenses to average net
  assets.................       1.20%*#    1.25%#   1.26%   1.28%   1.31%   1.37%   1.30%    1.38%   1.39%   1.36%    1.47%
 Ratio of net investment
  income to average
  net assets.............       3.48%*#    3.71%#   2.70%   2.34%   3.69%   4.00%   4.84%    4.32%   4.23%   3.09%    2.71%
 Portfolio turnover rate.       6.65%      9.64%   12.96%  23.96%  17.94%  24.25%  24.14%   30.62%  33.05%  42.79%   41.23%
 Average commission rate
  paid +++...............     $0.001     $0.013     --      --      --      --      --       --      --      --       --

-----------
(a) SOGEN A.M. Corp. became the investment adviser on April 26, 1990. From August 21, 1978 to April 25, 1990 the investment adviser was SGSC.
+   Unaudited
*   Annualized
# The ratio of operating expenses to average net assets for the six months ended September 30, 1996 and the year ended March 31, 1996 would have been 1.21% and 1.25%, respectively, without the effect of earnings credits. The ratio of net investment income to average net assets would have been 3.47% and 3.70% without the effect of earnings credits for the six months ended September 30, 1996 and the year ended March 31, 1995, respectively.
++  Does not give effect to deduction of the sales load.
+++ Average commission rate paid is expressed on a per share basis. Not all commissions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher. Due to the new Securities and Exchange Commission disclosure guidelines, average commissions per share are calculated only for periods subsequent to the year ended March 31, 1995.
-----------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.

                    MEETINGS OF THE SHAREHOLDERS OF THE FUND

  A meeting of the shareholders of the Fund was held on April 10, 1996 for the purpose of electing the Directors of the Fund; approving KPMG Peat Marwick LLP as independent certified public accountants; approving the elimination of the fundamental investment policy of the Fund prohibiting investments in other investment companies; and approving an amendment to the fundamental investment policy of the Fund prohibiting the making of loans (other than through the purchase of publicly distributed debt securities) to permit investments in privately placed debt securities and securities lending. Prior to approving the resolutions, a solicitation of proxies of the shareholders of the Fund was conducted and the results were as follows:

ELECTION OF DIRECTORS

                           PHILIPPE  JEAN-MARIE  FRED J.   DOMINIQUE    NATHAN
                            COLLAS   EVEILLARD    MEYER     RAILLARD    SNYDER
                          ---------- ---------- ---------- ---------- ----------
For...................... 64,942,487 65,093,592 64,933,302 64,946,854 65,044,064
Withheld.................  1,016,045    864,940  1,025,230  1,011,678    914,468
                          ---------- ---------- ---------- ---------- ----------
 Total................... 65,958,532 65,958,532 65,958,532 65,958,532 65,958,532
                          ========== ========== ========== ========== ==========

APPROVAL OF KPMG PEAT MARWICK LLP

      For..................................................... 64,281,681  97.5%
      Against.................................................    365,695   0.5
      Abstain.................................................  1,311,156   2.0
                                                               ---------- -----
       Total.................................................. 65,958,532 100.0%
                                                               ========== =====

  A quorum had not been obtained for the following two items at the time of the April 10th meeting. Consequently, the meeting, with respect to such items, was adjourned until May 10, 1996. The results of the May 10th meeting were as follows:

ELIMINATION OF THE FUNDAMENTAL INVESTMENT POLICY PROHIBITING INVESTMENTS IN OTHER INVESTMENT COMPANIES

      For..................................................... 49,294,014  86.0%
      Against.................................................  4,771,496   8.3
      Abstain.................................................  3,291,202   5.7
                                                               ---------- -----
       Total.................................................. 57,356,712 100.0%
                                                               ========== =====

                        SoGen International Fund, Inc.

AMENDMENT OF THE FUNDAMENTAL INVESTMENT POLICY PROHIBITING THE MAKING OF LOANS (OTHER THAN THROUGH THE PURCHASE OF PUBLICLY DISTRIBUTED DEBT SECURITIES) TO PERMIT INVESTMENTS IN PRIVATELY PLACED DEBT SECURITIES AND SECURITIES LENDING

      For..................................................... 47,709,607  83.2%
      Against.................................................  6,104,151  10.6
      Abstain.................................................  3,542,954   6.2
                                                               ---------- -----
       Total.................................................. 57,356,712 100.0%
                                                               ========== =====

                        SoGen International Fund, Inc.
                1221 AVENUE OF THE AMERICAS NEW YORK, NY 10020

DIRECTORS AND OFFICERS

DIRECTORS
                         Dominique Raillard
Philippe Collas          Nathan Snyder
Jean-Marie Eveillard
Fred J. Meyer

OFFICERS
Philippe Collas...........................................Chairman of the Board
Jean-Marie Eveillard..................................................President
Philip J. Bafundo.......................Vice President, Secretary and Treasurer
Elizabeth Tobin..........................Vice President and Assistant Secretary
Ignatius Chithelen...............................................Vice President
Edwin S. Olsen...................................................Vice President
Catherine A. Shaffer.............................................Vice President
Charles de Vaulx.................................................Vice President
Lynn L. Chin...................Assistant Vice President and Assistant Treasurer
Richard M. Boyer.......................................Assistant Vice President
John L. DeVita.........................................Assistant Vice President
Howard C. Monaghan.....................................Assistant Vice President

INVESTMENT ADVISER
                                          UNDERWRITER
Societe Generale Asset Management Corp.   Societe Generale Securities
1221 Avenue of the Americas               Corporation
New York, NY 10020                        1221 Avenue of the Americas
                                          New York, NY 10020

LEGAL COUNSEL                             INDEPENDENT AUDITORS
Dechert Price & Rhoads                    KPMG Peat Marwick LLP
477 Madison Avenue                        345 Park Avenue
New York, NY 10022                        New York, NY 10154

DOMESTIC CUSTODIAN                        GLOBAL CUSTODIAN
Investors Fiduciary Trust Company         The Chase Manhattan Bank, N.A.
127 West 10th Street                      4 Chase MetroTech Center
Kansas City, MO 64105                     Brooklyn, NY 11245

SHAREHOLDER SERVICING AGENT
DST Systems, Inc.
1004 Baltimore
Kansas City, MO 64105
(800) 334-2143

The financial information included herein is taken from the records of the Fund without examination by the Fund's independent auditors, who do not express an opinion thereon.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of SoGen International Fund, Inc.

      SoGen International Fund, Inc.
[ART] 1221 Avenue of the Americas
      New York, NY 10020





SGF2